UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2017

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Flexible Income Fund

Touchstone Focused Fund

Touchstone Growth Opportunities Fund

Touchstone International Growth Fund

Touchstone International Value Fund

Touchstone Mid Cap Growth Fund

Touchstone Sands Capital Emerging Markets Growth Fund

Touchstone Small Cap Growth Fund

Touchstone Sustainability and Impact Equity Fund

This report identifies the Funds' investments on September 30, 2017. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2017

The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Flexible Income Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	44.1%
AA/Aa	4.8
A/A	18.4
BBB/Baa	21.8
BB/Ba	8.0
B/B	0.1
Not Rated	2.8
100.0%

Credit Quality*	(% of Preferred Stocks)
A/A	10.2%
BBB/Baa	43.0
BB/Ba	32.8
B/B	6.4
Not Rated	7.6
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	80.0%
Common Stocks
Real Estate	3.4
Health Care	1.0
Industrials	1.0
Utilities	0.9
Information Technology	0.7
Financials	0.7
Energy	0.3
Consumer Discretionary	0.2
Consumer Staples	0.2
Preferred Stocks	3.5
Exchange Traded Funds	3.4
Short-Term Investment Funds	5.8
Other Assets/Liabilities (Net)	(1.1)
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Information Technology	24.6%
Consumer Discretionary	15.6
Health Care	14.9
Financials	14.5
Industrials	10.5
Energy	5.0
Consumer Staples	4.5
Real Estate	4.2
Telecommunication Services	2.4
Materials	1.8
Short-Term Investment Funds	3.8
Other Assets/Liabilities (Net)	(1.8)
Total	100.0%

Touchstone Growth Opportunities Fund
Sector Allocation**	(% of Net Assets)
Information Technology	36.6%
Health Care	18.1
Consumer Discretionary	14.4
Industrials	10.1
Financials	6.2
Materials	4.5
Consumer Staples	3.5
Energy	2.1
Real Estate	1.6
Telecommunication Services	1.0
Short-Term Investment Funds	1.0
Other Assets/Liabilities (Net)	0.9
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Growth Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
Cayman Islands	12.5%
Germany	11.3
Japan	8.8
France	8.5
Canada	7.9
Netherlands	6.8
Switzerland	6.3
Singapore	4.8
United Kingdom	4.6
India	3.9
Sweden	3.8
Denmark	3.1
South Africa	2.3
Ireland	1.9
Spain	1.9
Philippines	1.8
Taiwan	1.7
Brazil	1.6
Panama	1.5
Mexico	1.3
Luxembourg	1.0
Belgium	0.7
Short-Term Investment Funds	4.7
Other Assets/Liabilities (Net)	(2.7)
Total	100.0%

Touchstone International Value Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United Kingdom	17.3%
Netherlands	14.1
Germany	12.9
Japan	12.7
France	8.1
Italy	4.6
South Korea	4.0
Switzerland	3.9
Singapore	3.4
United States	2.5
Brazil	2.2
Austria	2.0
Ireland	2.0
Spain	1.9
Malaysia	1.7
Australia	1.6
Taiwan	1.0
Hong Kong	0.8
Bermuda	0.7
Colombia	0.5
Czech Republic	0.1
Short-Term Investment Funds	2.4
Other Assets/Liabilities (Net)	(0.4)
Total	100.0%

Touchstone Mid Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	26.2%
Industrials	17.2
Health Care	16.1
Consumer Discretionary	14.5
Financials	7.8
Materials	4.8
Real Estate	4.0
Consumer Staples	3.3
Energy	3.1
Short Term Investment Funds	3.6
Other Assets/Liabilities (Net)	(0.6)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
India	30.0%
Cayman Islands	19.6
China	6.3
South Africa	5.9
South Korea	4.1
Netherlands	4.0
United States	3.7
Philippines	3.0
Indonesia	2.8
Brazil	2.6
Taiwan	2.4
Thailand	2.3
Peru	2.1
Virgin Islands (British)	2.0
Russia	1.8
United Kingdom	1.7
Malaysia	1.0
Mexico	0.9
Short-Term Investment Funds	5.7
Other Assets/Liabilities (Net)	(1.9)
Total	100.0%

Touchstone Small Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	28.4%
Health Care	24.2
Industrials	14.3
Consumer Discretionary	12.8
Financials	7.4
Materials	4.2
Real Estate	3.8
Energy	2.4
Short-Term Investment Funds	5.3
Other Assets/Liabilities (Net)	(2.8)
Total	100.0%

Touchstone Sustainability and Impact Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United States	44.8%
Japan	10.6
United Kingdom	6.9
Germany	4.7
France	4.4
Cayman Islands	3.9
Netherlands	3.3
Sweden	3.1
Liberia	2.4
Switzerland	2.1
Mexico	1.8
Ireland	1.7
South Korea	1.6
Jersey	1.4
Korea	1.0
Italy	0.9
Indonesia	0.7
India	0.7
Belgium	0.5
Exchange Traded Funds	1.9
Short-Term Investment Fund	1.5
Other Assets/Liabilities (Net)	0.1
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

5

Portfolio of Investments

Touchstone Flexible Income Fund – September 30, 2017 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 51.0%

	Financials — 24.5%
$6,765,000	Aflac, Inc., 2.875%, 10/15/26	$6,635,793
2,000,000	Allstate Corp. (The), 5.750%, 8/15/53	2,195,000
375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	420,881
12,600,000	Australia & New Zealand Banking
	Group Ltd/United Kingdom
	(Australia), 144a, 6.750%(A)	14,238,000
3,480,000	Bank of New York Mellon Corp. (The),
	Ser E, 4.950%(A)	3,612,675
5,265,000	Berkshire Hathaway, Inc.,
	3.125%, 3/15/26	5,324,727
7,450,000	BNP Paribas SA (France), 144a,
	6.750%(A)	7,962,188
10,602,000	Catlin Insurance Co. Ltd. (Bermuda),
	144a, (3M LIBOR +2.975%),
	4.281%(A)(B)	9,992,385
7,780,000	Charles Schwab Corp. (The), 4.625%(A)	7,974,500
6,000,000	Credit Agricole SA (France), 144a,
	8.125%(A)	7,102,500
657,111	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust
	(Guernsey), 144a, 6.500%, 5/30/19	679,134
6,100,000	Duke Realty LP, 3.250%, 6/30/26	6,032,310
11,550,000	HSBC Holdings PLC (United Kingdom),
	6.375%(A)	12,390,956
13,600,000	ING Groep NV (Netherlands), 6.000%(A)	14,002,560
9,417,000	JPMorgan Chase & Co., Ser Z,
	5.300%(A)	9,817,222
12,550,000	Lloyds Banking Group PLC (United
	Kingdom), 7.500%(A)	14,071,688
6,430,000	MetLife, Inc., Ser C, 5.250%(A)	6,629,073
1,100,000	QBE Insurance Group Ltd., MTN
	(Australia), 5.875%, 6/17/46	1,186,214
13,326,000	Reinsurance Group of America, Inc.,
	(3M LIBOR +2.665%),
	3.985%, 12/15/65(B)	12,659,700
14,250,000	Royal Bank of Scotland Group PLC
	(United Kingdom), 7.500%(A)	14,923,312
3,150,000	Societe Generale SA (France), 144a,
	6.000%(A)	3,170,632
9,025,000	Societe Generale SA (France), 144a,
	7.375%(A)	9,769,562
5,000,000	UBS Group AG (Switzerland), 7.125%(A)	5,313,860
7,100,000	US Bancorp, Ser I, 5.125%(A)	7,526,000
2,250,000	Westpac Banking Corp. (Australia)
	MTN, 4.322%, 11/23/31	2,311,670
		185,942,542

	Industrials — 8.7%
4,300,000	AerCap Global Aviation Trust, 144a,
	6.500%, 6/15/45	4,703,125
558,157	Air Canada 2013-1 Class A Pass
	Through Trust (Canada), 144a,
	4.125%, 5/15/25	593,399
2,745,000	Asciano Finance Ltd. (Australia), 144a,
	5.000%, 4/7/18	2,783,522
6,331,838	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	6,632,600
6,760,000	CRH America Finance, Inc., 144a,
	3.400%, 5/9/27	6,790,721
3,861,868	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	4,334,947
15,260,000	General Electric Co., Ser D, 5.000%(A)	16,140,502
3,283,634	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	3,406,770
7,315,000	John Deere Capital Corp. MTN,
	2.800%, 9/8/27	7,191,750
2,400,485	Northwest Airlines 2007-1 Class A Pass
	Through Trust, 7.027%, 11/1/19	2,619,169
1,500,000	Owens Corning, 3.400%, 8/15/26	1,479,124
3,180,000	Owens Corning, 4.200%, 12/15/22	3,374,520
5,496,380	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	5,881,126
		65,931,275

	Consumer Discretionary — 4.6%
7,455,000	Amazon.com, Inc., 144a,
	3.150%, 8/22/27	7,508,234
6,680,000	CalAtlantic Group, Inc., 5.250%, 6/1/26	6,913,800
6,780,000	Home Depot, Inc. (The),
	4.200%, 4/1/43	7,227,447
5,195,000	Time Warner, Inc., 3.875%, 1/15/26	5,258,562
7,680,000	Toll Brothers Finance Corp.,
	4.375%, 4/15/23	8,025,600
		34,933,643

	Information Technology — 2.7%
3,605,000	Alphabet, Inc., 1.998%, 8/15/26	3,386,634
2,500,000	Altera Corp., 2.500%, 11/15/18	2,525,504
7,100,000	Applied Materials, Inc., 3.300%, 4/1/27	7,231,500
6,520,000	Microsoft Corp., 4.450%, 11/3/45	7,342,906
		20,486,544

	Consumer Staples — 2.7%
7,220,000	Archer-Daniels-Midland Co.,
	2.500%, 8/11/26	6,927,311
6,745,000	CVS Health Corp., 2.125%, 6/1/21	6,682,623
7,150,000	Kroger Co. (The), 2.650%, 10/15/26†	6,539,209
		20,149,143

	Telecommunication Services — 2.2%
7,210,000	AT&T, Inc., 3.900%, 8/14/27	7,224,035
9,760,000	Viacom, Inc., 5.875%, 2/28/57†	9,760,000
		16,984,035

	Energy — 2.2%
6,810,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	6,933,884
7,070,000	Buckeye Partners LP, 3.950%, 12/1/26	6,974,851
1,500,000	Enterprise Products Operating LLC,
	Ser D, 4.875%, 8/16/77	1,507,500

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 51.0% (Continued)

	Energy — (Continued)
$1,500,000	Enterprise Products Operating LLC,
	Ser E, 5.250%, 8/16/77	$1,513,125
		16,929,360

	Utilities — 2.0%
7,190,000	American Water Capital Corp.,
	2.950%, 9/1/27	7,163,511
1,300,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.068%),
	3.403%, 10/1/66(B)	1,235,000
2,700,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.125%),
	3.445%, 6/15/67(B)	2,558,250
4,001,000	WEC Energy Group, Inc., (3M LIBOR
	+2.113%), 3.428%, 5/15/67(B)	3,840,920
		14,797,681

	Health Care — 1.1%
6,040,000	Eli Lilly & Co., 3.100%, 5/15/27	6,074,892
2,090,000	Medtronic, Inc., 3.150%, 3/15/22	2,164,096
		8,238,988

	Real Estate — 0.3%
2,101,000	DDR Corp., MTN, REIT, 7.500%, 7/15/18	2,184,815
	Total Corporate Bonds	$386,578,026

	Asset-Backed Securities — 11.6%
1,375,000	Ally Master Owner Trust, Ser 2015-3,
	Class A, 1.630%, 5/15/20	1,375,629
3,997,623	American Homes 4 Rent Trust, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	4,179,823
5,435,000	Cabela's Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	5,466,077
6,385,000	Capital Auto Receivables Asset Trust,
	Ser 2013-4, Class E, 144a,
	3.830%, 7/20/22	6,419,173
5,400,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class C, 144a,
	2.280%, 7/15/19	5,407,541
2,495,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class D, 144a,
	2.930%, 8/17/20	2,503,340
1,105,000	Chrysler Capital Auto Receivables
	Trust, Ser 2014-AA, Class D, 144a,
	2.640%, 7/15/21	1,106,900
1,090,000	CNH Equipment Trust, Ser 2013-D,
	Class B, 1.750%, 4/15/21	1,090,317
515,319	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)(C)	549,921
2,270,303	Countrywide Asset-Backed
	Certificates, Ser 2004-8, Class M1,
	(1M LIBOR +1.050%),
	2.287%, 1/25/35(B)	2,282,457
6,700,000	Merrill Lynch Mortgage Investors
	Trust, Ser 2006-FF1, Class M3, (1M
	LIBOR +0.310%), 1.547%, 8/25/36(B)	6,623,639
611,730	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	668,473
4,815,000	Newcastle Mortgage Securities Trust,
	Ser 2006-1, Class M2, (1M LIBOR
	+0.370%), 1.607%, 3/25/36(B)	4,758,525
2,744,000	Nissan Master Owner Trust
	Receivables, Ser 2015-A, Class A2,
	1.440%, 1/15/20	2,743,521
6,325,898	Nomura Home Equity Loan, Inc.
	Home Equity Loan Trust, Ser
	2005-FM1, Class M2, (1M LIBOR
	+0.490%), 1.727%, 5/25/35(B)	6,362,713
2,240,000	Oscar US Funding Trust, Ser 2014-1A,
	Class A4, 144a, 2.550%, 12/15/21	2,235,968
3,145,902	Popular ABS Mortgage Pass-Through
	Trust, Ser 2004-4, Class AV1, (1M
	LIBOR +0.340%), 1.577%, 9/25/34(B)	3,129,164
2,335,000	RAMP Trust, Ser 2005-EFC5, Class M3,
	(1M LIBOR +0.460%),
	1.697%, 10/25/35(B)	2,207,941
8,455,000	Santander Drive Auto Receivables
	Trust, Ser 2014-4, Class D,
	3.100%, 11/16/20	8,578,595
7,820,000	Synchrony Credit Card Master Note
	Trust, Ser 2015-2, Class A,
	1.600%, 4/15/21	7,823,160
3,122,200	Tax Ease Funding LLC, Ser 2016-1A,
	Class A, 144a, 3.131%, 6/15/28	3,141,143
1,997,728	Wells Fargo Home Equity
	Asset-Backed Securities Trust, Ser
	2005-4, Class M1, (1M LIBOR
	+0.460%), 1.697%, 12/25/35(B)	2,003,621
7,420,000	World Financial Network Credit Card
	Master Trust, Ser 2013-A, Class A,
	1.610%, 12/15/21	7,422,401
	Total Asset-Backed Securities	$88,080,042

	U.S. Treasury Obligations — 10.1%
11,474,400	U.S. Treasury Bond, 2.250%, 8/15/46	10,088,956
14,650,000	U.S. Treasury Inflation Indexed Bonds,
	0.375%, 1/15/27	14,667,330
7,420,000	U.S. Treasury Note, 1.375%, 10/31/20	7,358,553
25,144,200	U.S. Treasury Note, 1.500%, 8/15/26	23,544,204
3,500,000	U.S. Treasury Note, 1.750%, 5/31/22	3,477,168
6,880,000	U.S. Treasury Note, 1.875%, 1/31/22	6,883,494
10,250,000	U.S. Treasury Note, 2.000%, 10/31/21	10,323,672
	Total U.S. Treasury Obligations	$76,343,377

7

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Agency Collateralized Mortgage Obligations — 2.9%
$1,358,498	Fannie Mae REMICs, Ser 2008-60,
	Class SA, (1M LIBOR +6.500%),
	5.263%, 7/25/38(B)(D)	$228,619
32,883,893	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006,
	Class AX1, 1.130%, 1/25/20(B)(C)(D)	616,876
14,899,140	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019,
	Class X1, 1.820%, 3/25/22(B)(C)(D)	914,129
26,625,948	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025,
	Class X1, 0.998%, 10/25/22(B)(C)(D)	965,577
71,762,669	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K033,
	Class X1, 0.424%, 7/25/23(B)(C)(D)	1,157,173
4,235,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K048,
	Class A2, 3.284%, 6/25/25(B)(C)	4,417,231
33,337,359	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K710,
	Class X1, 1.866%, 5/25/19(B)(C)(D)	722,591
3,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.172%, 5/25/45(B)(C)	3,137,239
1,500,000	FREMF Mortgage Trust, Ser
	2013-K712, Class C, 144a,
	3.481%, 12/25/45(B)(C)	1,513,262
5,095,000	FREMF Mortgage Trust, Ser
	2013-K713, Class C, 144a,
	3.274%, 4/25/46(B)(C)	5,114,046
1,089,259	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37(D)	34,388
16,183,849	GNMA, Ser 2012-27, Class IO,
	1.012%, 4/16/53(B)(C)(D)	585,109
29,787,808	GNMA, Ser 2016-110, Class IO,
	1.037%, 5/16/58(B)(C)(D)	2,395,842
	Total Agency Collateralized
	Mortgage Obligations	$21,802,082

	Sovereign Government Obligations — 1.9%
9,625,000	Australian Government Bond
	(Australia), 2.000%, 12/21/21	7,457,138
8,925,000	Canadian Government Bond
	(Canada), 0.750%, 8/1/19	7,045,582
	Total Sovereign Government
	Obligations	$14,502,720

	Non-Agency Collateralized Mortgage
	Obligations — 1.2%
165,753	Alternative Loan Trust, Ser 2004-30CB,
	Class 3A1, 5.000%, 2/25/20	162,927
1,594,732	American Home Mortgage
	Investment Trust, Ser 2004-4, Class
	4A, (6M LIBOR +2.000%),
	3.453%, 2/25/45(B)	1,628,406
4,245,729	Bear Stearns ALT-A Trust 2004-12, Ser
	2004-12, Class 1M1, (1M LIBOR
	+0.930%), 2.167%, 1/25/35(B)	4,076,805
109,440	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(E)	111,161
1,680,657	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	3.536%, 7/25/35(B)(C)	1,689,016
743,915	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)(C)	755,074
6,784	Merrill Lynch Mortgage Investors,
	Trust, Ser 2003-A1, Class 2A, (12M
	LIBOR +1.625%),
	3.337%, 12/25/32(B)	6,771
434,734	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	3.400%, 9/25/34(B)(C)	445,465
66,628	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	65,860
162,396	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 3.294%, 11/25/34(B)(C)	165,190
	Total Non-Agency Collateralized
	Mortgage Obligations	$9,106,675

	Commercial Mortgage-Backed Security — 0.8%
6,020,000	Banc of America Commercial
	Mortgage Trust, Ser 2015-UBS7,
	Class A4, 3.705%, 9/15/48	$6,289,096

	U.S. Government Mortgage-Backed Obligations — 0.3%
47,912	FHLMC, Pool #G03170,
	6.500%, 8/1/37	54,404
63,989	FHLMC, Pool #G12780,
	6.500%, 9/1/22	67,815
93,863	FNMA, Pool #844415, 5.500%, 10/1/35	104,997
651,849	FNMA, Pool #AB1952,
	4.000%, 12/1/40	697,867
462,922	FNMA, Pool #AB1953,
	4.000%, 12/1/40	494,011
409,225	FNMA, Pool #AB3387, 4.000%, 8/1/41	432,665
41,978	Freddie Mac Non Gold, Pool #972110,
	(1 Year CMT Rate +2.225%),
	3.218%, 10/1/32(B)	43,287
	Total U.S. Government
	Mortgage-Backed Obligations	$1,895,046

	U.S. Government Agency Obligation — 0.2%
1,500,000	FHLMC, 2.375%, 1/13/22	$1,526,614

8

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value
	Common Stocks — 8.4%

	Real Estate — 3.4%
86,273	Crown Castle International Corp. REIT	$8,625,575
39,595	Digital Realty Trust, Inc. REIT	4,685,276
144,404	Kimco Realty Corp. REIT	2,823,098
95,686	MGM Growth Properties LLC, Class A,
	REIT†	2,890,674
69,290	Prologis, Inc. REIT	4,397,143
31,641	Ventas, Inc. REIT	2,060,778
		25,482,544

	Health Care — 1.0%
21,785	AbbVie, Inc.	1,935,815
24,510	Gilead Sciences, Inc.	1,985,800
12,267	Stryker Corp.	1,742,159
9,436	UnitedHealth Group, Inc.	1,848,041
		7,511,815

	Industrials — 1.0%
8,858	Boeing Co. (The)	2,251,792
7,495	General Dynamics Corp.	1,540,822
12,552	Illinois Tool Works, Inc.	1,857,194
9,512	Raytheon Co.	1,774,749
		7,424,557

	Utilities — 0.9%
66,660	Dominion Energy, Inc.†	5,128,154
12,373	NextEra Energy, Inc.	1,813,263
		6,941,417

	Information Technology — 0.7%
5,969	Broadcom Ltd. (Singapore)	1,447,721
17,268	Texas Instruments, Inc.	1,547,904
23,652	Visa, Inc. - Class A	2,489,136
		5,484,761

	Financials — 0.7%
160,890	AGNC Investment Corp. REIT	3,488,095
26,062	Citigroup, Inc.	1,895,750
		5,383,845

	Energy — 0.3%
26,168	Valero Energy Corp.	2,013,104

	Consumer Discretionary — 0.2%
11,344	Home Depot, Inc. (The)	1,855,425

	Consumer Staples — 0.2%
39,692	Coca-Cola Co. (The)	1,786,537
	Total Common Stocks	$63,884,005

	Preferred Stocks — 3.5%

	Financials — 2.6%
110,000	AGNC Investment Corp., Ser C,
	7.000%(A)	2,842,400
200,875	Chimera Investment Corp., Ser B, REIT,
	8.000%(A)†	5,313,144
59,650	CoBank ACB, Ser H, 6.200%(A)	6,442,200
120,000	Two Harbors Investment Corp., Ser. B,
	7.625%(A)	3,138,000
81,375	WR Berkley Corp., 5.750%, 6/1/56†	2,134,466
		19,870,210

	Industrials — 0.5%
139,438	Seaspan Corp. (Marshall Island),
	6.375%, 4/30/19	3,614,233

	Consumer Staples — 0.4%
103,723	CHS, Inc., Ser 3, 6.750%(A)	2,857,569
	Total Preferred Stocks	$26,342,012

	Exchange Traded Funds — 3.4%
156,753	iShares Europe ETF	7,347,013
183,814	iShares MSCI Japan ETF	10,240,278
364,887	VanEck Vectors Gold Miners ETF	8,377,806
	Total Exchange Traded Funds	$25,965,097

	Short-Term Investment Funds — 5.8%
30,173,379	Dreyfus Government Cash
	Management, Institutional
	Shares, 0.92%¥W	30,173,379
14,000,780	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.93%**¥W	14,000,780
	Total Short-Term Investment Funds	$44,174,159

Total Investment Securities —101.1%		$766,488,951
(Cost $747,679,684)

Liabilities in Excess of Other Assets — (1.1%)		(8,402,386)

Net Assets — 100.0%		$758,086,565

(A)	Perpetual Bond - A bond with no definite maturity date.

(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2017.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following

9

Touchstone Flexible Income Fund (Unaudited) (Continued)

periods until maturity. The interest rate shown reflects the rate in effect as of September 30, 2017.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $13,643,067.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

CMT - Constant Maturity Treasury

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities were valued at $116,272,988 or 15.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Corporate Bonds	$—	$386,578,026	$—	$386,578,026
Asset-Backed Securities	—	88,080,042	—	88,080,042
U.S. Treasury Obligations	—	76,343,377	—	76,343,377
Agency Collateralized Mortgage Obligations	—	21,802,082	—	21,802,082
Sovereign Government Obligations	—	14,502,720	—	14,502,720
Non-Agency Collateralized Mortgage Obligations	—	9,106,675	—	9,106,675
Commercial Mortgage-Backed Security	—	6,289,096	—	6,289,096
U.S. Government Mortgage-Backed Obligations	—	1,895,046	—	1,895,046
U.S. Government Agency Obligation	—	1,526,614	—	1,526,614

10

Touchstone Flexible Income Fund (Unaudited) (Continued)

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets (continued):
Common Stocks	$63,884,005	$—	$—	$63,884,005
Preferred Stocks	26,342,012	—	—	26,342,012
Exchange Traded Funds	25,965,097	—	—	25,965,097
Short-Term Investment Funds	44,174,159	—	—	44,174,159
Other Financial Instruments***
Futures Interest Rate Contracts	336,049	—	—	336,049
Total Assets	$160,701,322	$606,123,678	$—	$766,825,000

Liabilities:
Other Financial Instruments***
Futures Equity Contracts	(162,023)	—	—	(162,023)
Total Liabilities	$(162,023)	$—	$—	$(162,023)
Total	$160,539,299	$606,123,678	$—	$766,662,977

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures interest rate contracts and futures equity contracts.

Futures Contracts

At September 30, 2017 $2,321,603 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2017:

					Unrealized
		Number of	Notional		Appreciation/
Description	Expiration Date	Contracts	Value	Value	(Depreciation)
Short Futures:
Euro-Bond Futures	December 2017	193	$37,032,388	$36,727,242	$305,146
10-Year JGB Futures	December 2017	6	8,047,788	8,016,885	30,903
				$44,744,127	$336,049
Long Futures:
CBOE Volatility Index Futures	December 2017	170	2,469,773	2,307,750	(162,023)
				$47,051,877	$174,026

See accompanying Notes to Financial Statements.

11

Portfolio of Investments

Touchstone Focused Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.0%

Information Technology — 24.6%
Alphabet, Inc. - Class A*	16,581	$16,145,251
Alphabet, Inc. - Class C*	34,961	33,531,445
Apple, Inc.	302,220	46,578,146
Avnet, Inc.	502,467	19,746,953
Cisco Systems, Inc.	585,893	19,703,582
Facebook, Inc. - Class A*	223,561	38,199,868
International Business Machines Corp.	136,647	19,824,747
Microsoft Corp.	562,313	41,886,695
Oracle Corp.	793,656	38,373,268
salesforce.com, Inc.*	274,288	25,623,985
		299,613,940

Consumer Discretionary — 15.6%
Amazon.com, Inc.*	47,997	46,141,916
Carnival Corp. (Panama)	394,191	25,452,913
Comcast Corp. - Class A	680,865	26,199,685
Priceline Group, Inc. (The)*	16,032	29,351,706
Twenty-First Century Fox, Inc. - Class A	954,197	25,171,717
Vista Outdoor, Inc.*	696,493	15,977,549
Yum China Holdings, Inc.*	540,869	21,618,534
		189,914,020

Health Care — 14.9%
Biogen, Inc.*	98,763	30,924,671
Bio-Rad Laboratories, Inc. - Class A*	145,506	32,334,343
Bristol-Myers Squibb Co.	639,535	40,763,961
Johnson & Johnson	246,337	32,026,273
Novartis AG ADR	526,559	45,205,090
		181,254,338

Financials — 14.5%
Bank of America Corp.	987,717	25,028,749
Bank of New York Mellon Corp. (The)	393,997	20,889,721
Bank of the Ozarks	140,286	6,740,742
Berkshire Hathaway, Inc. - Class B*	525,001	96,243,183
Goldman Sachs Group, Inc. (The)	116,068	27,530,169
		176,432,564

Industrials — 10.5%
General Electric Co.	1,332,380	32,216,948
Johnson Controls International PLC
(Ireland)	460,913	18,570,185
Stericycle, Inc.*	295,974	21,197,658
Union Pacific Corp.	242,957	28,175,723
United Technologies Corp.	245,112	28,452,601
		128,613,115

Energy — 5.0%
Exxon Mobil Corp.	225,353	18,474,439
Halliburton Co.	465,649	21,433,824
Schlumberger Ltd. (Curacao)	302,165	21,079,030
		60,987,293

Consumer Staples — 4.5%
JM Smucker Co. (The)	143,156	15,021,359
Mondelez International, Inc. - Class A	419,897	17,073,012
Unilever NV (Netherlands)	387,131	22,856,214
		54,950,585

Real Estate — 4.2%
Jones Lang LaSalle, Inc. REIT	181,925	22,467,738
Simon Property Group, Inc. REIT	180,048	28,989,529
		51,457,267

Telecommunication Services — 2.4%
AT&T, Inc.	739,930	28,983,058

Materials — 1.8%
Agrium, Inc. (Canada)†	210,573	22,575,531
Total Common Stocks		$1,194,781,711

Short-Term Investment Funds — 3.8%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%¥W	24,476,321	24,476,321
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**¥W	21,940,191	21,940,191
Total Short-Term Investment Funds		$46,416,512

Total Investment Securities —101.8%
(Cost $979,479,366)		$1,241,198,223

Liabilities in Excess of Other Assets — (1.8%)		(22,313,885)

Net Assets — 100.0%		$1,218,884,338

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $21,335,219.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

PLC - Public Limited Company

12

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,194,781,711	$—	$—	$1,194,781,711
Short-Term Investment Funds	46,416,512	—	—	46,416,512
Total	$1,241,198,223	$—	$—	$1,241,198,223

See accompanying Notes to Financial Statements.

13

Portfolio of Investments

Touchstone Growth Opportunities Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.1%

Information Technology — 36.6%
Adobe Systems, Inc.*	15,810	$2,358,536
Alliance Data Systems Corp.	15,899	3,522,423
Alphabet, Inc. - Class A*	6,468	6,298,021
Alphabet, Inc. - Class C*	8,465	8,118,866
Apple, Inc.	85,335	13,151,830
Cognizant Technology Solutions Corp. -
Class A	36,390	2,639,731
Cypress Semiconductor Corp.	184,490	2,771,040
Facebook, Inc. - Class A*	55,890	9,549,924
InterXion Holding NV (Netherlands)*	63,390	3,228,453
Lam Research Corp.	16,055	2,970,817
Microsemi Corp.*	61,800	3,181,464
Microsoft Corp.	123,460	9,196,535
Orbotech Ltd. (Israel)*	76,363	3,223,282
Palo Alto Networks, Inc.*	23,745	3,421,655
PayPal Holdings, Inc.*	44,970	2,879,429
Red Hat, Inc.*	42,270	4,686,052
salesforce.com, Inc.*	48,460	4,527,133
ServiceNow, Inc.*	24,150	2,838,350
Vantiv, Inc. - Class A*	41,150	2,899,840
Visa, Inc. - Class A	77,790	8,186,620
		99,650,001

Health Care — 18.1%
Abbott Laboratories	91,440	4,879,238
Aclaris Therapeutics, Inc.*	48,080	1,240,945
Biogen, Inc.*	12,348	3,866,406
Celgene Corp.*	57,640	8,405,065
Danaher Corp.	42,180	3,618,200
Eli Lilly & Co.	49,960	4,273,578
Hill-Rom Holdings, Inc.	61,320	4,537,680
Jazz Pharmaceuticals PLC (Ireland)*	28,085	4,107,431
Medicines Co. (The)*	73,390	2,718,366
Mettler-Toledo International, Inc.*	6,151	3,851,510
Nektar Therapeutics*	62,827	1,507,848
Prothena Corp. PLC, (Ireland)*†	22,570	1,461,859
STERIS PLC (United Kingdom)	52,300	4,623,320
		49,091,446

Consumer Discretionary — 14.4%
Amazon.com, Inc.*	8,841	8,499,295
Charter Communications, Inc. - Class A*	10,804	3,926,390
Delphi Automotive PLC (Jersey)	18,090	1,780,056
Home Depot, Inc. (The)	36,305	5,938,046
Installed Building Products, Inc.*	18,820	1,219,536
Lions Gate Entertainment Corp. - Class B
(Canada)*	78,590	2,498,376
Marriott International, Inc. - Class A	33,170	3,657,324
Newell Brands, Inc.	76,020	3,243,773
Priceline Group, Inc. (The)*	1,742	3,189,288
Twenty-First Century Fox, Inc. - Class A	99,450	2,623,491
Vail Resorts, Inc.	11,665	2,661,020
		39,236,595

Industrials — 10.1%
AMETEK, Inc.	92,720	6,123,229
Ferguson PLC ADR	502,650	3,327,543
Ingersoll-Rand PLC, (Ireland)	44,790	3,993,924
Ryder System, Inc.	55,368	4,681,364
TransDigm Group, Inc.	12,490	3,193,068
Union Pacific Corp.	23,980	2,780,961
United Continental Holdings, Inc.*	54,486	3,317,108
		27,417,197

Financials — 6.2%
Bank of America Corp.	136,020	3,446,747
Intercontinental Exchange, Inc.	51,310	3,524,997
MGIC Investment Corp.*	234,407	2,937,120
S&P Global, Inc.	21,610	3,377,859
Western Alliance Bancorp*	67,440	3,579,715
		16,866,438

Materials — 4.5%
Berry Global Group, Inc.*	45,035	2,551,233
DowDuPont, Inc.	76,350	5,285,711
Summit Materials, Inc. - Class A*	140,070	4,486,442
		12,323,386

Consumer Staples — 3.5%
Constellation Brands, Inc. - Class A	22,610	4,509,565
Philip Morris International, Inc.	46,350	5,145,314
		9,654,879

Energy — 2.1%
Andeavor	27,650	2,852,098
EOG Resources, Inc.	28,530	2,759,992
		5,612,090

Real Estate — 1.6%
Alexandria Real Estate Equities, Inc. REIT	36,156	4,301,479

Telecommunication Services — 1.0%
Verizon Communications, Inc.	54,050	2,674,934
Total Common Stocks		$266,828,445

Short-Term Investment Funds — 1.0%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%¥W	2,267,903	2,267,903
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**¥W	378,527	378,527
Total Short-Term Investment Funds		$2,646,430

Total Investment Securities —99.1%
(Cost $210,419,006)		$269,474,875

Other Assets in Excess of Liabilities — 0.9%		2,434,757

Net Assets — 100.0%		$271,909,632

14

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $354,551.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$266,828,445	$—	$—	$266,828,445
Short-Term Investment Funds	2,646,430	—	—	2,646,430
Total	$269,474,875	$—	$—	$269,474,875

See accompanying Notes to Financial Statements.

15

Portfolio of Investments

Touchstone International Growth Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.0%

Cayman Islands — 12.5%

Consumer Discretionary — 4.5%
Geely Automobile Holdings Ltd. ADR	3,240	$185,328
JD.com, Inc. ADR*	7,276	277,943
Sands China Ltd. ADR	4,577	240,292

Information Technology — 8.0%
Alibaba Group Holding Ltd. ADR*	2,490	430,048
Baidu, Inc. ADR*	1,023	253,387
Tencent Holdings Ltd. ADR	7,844	344,469
Weibo Corp. ADR*	2,375	234,982
Total Cayman Islands		1,966,449

Germany — 11.3%

Consumer Discretionary — 1.5%
adidas AG ADR	2,040	230,928

Consumer Staples — 1.5%
Henkel AG & Co. KGaA ADR	1,978	241,098

Financials — 2.1%
Allianz SE ADR	14,805	331,484

Industrials — 3.0%
HOCHTIEF AG ADR	7,572	255,569
Siemens AG ADR	3,164	223,853

Information Technology — 1.5%
SAP SE ADR	2,147	235,419

Materials — 1.7%
BASF SE ADR	2,486	264,759
Total Germany		1,783,110

Japan — 8.8%

Consumer Discretionary — 2.5%
Sony Corp. ADR	10,680	398,791

Health Care — 1.2%
Hoya Corp. ADR	3,338	181,454

Industrials — 3.9%
FANUC Corp. ADR	14,005	284,021
Kubota Corp. ADR	3,560	323,960

Information Technology — 1.2%
Omron Corp. ADR	3,754	191,867
Total Japan		1,380,093

France — 8.5%

Consumer Discretionary — 1.9%
LVMH Moet Hennessy Louis Vuitton
SE ADR	5,481	303,154

Consumer Staples — 3.1%
L'Oreal SA ADR	5,651	240,281
Remy Cointreau SA ADR	21,530	256,573

Financials — 1.4%
BNP Paribas SA ADR	5,452	220,424

Information Technology — 2.1%
Dassault Systemes SE ADR	3,221	324,806
Total France		1,345,238

Canada — 7.9%

Energy — 3.5%
Canadian Natural Resources Ltd.	8,824	295,516
Suncor Energy, Inc.	7,332	256,840

Financials — 2.3%
Brookfield Asset Management, Inc. -
Class A	8,702	359,393

Industrials — 2.1%
Canadian National Railway Co.	3,956	327,755
Total Canada		1,239,504

Netherlands — 6.8%

Consumer Staples — 1.6%
Unilever NV	4,295	253,577

Financials — 1.9%
ING Groep NV ADR†	16,476	303,488

Information Technology — 1.5%
InterXion Holding NV (Netherlands)*	4,584	233,463

Materials — 1.8%
LyondellBasell Industries NV - Class A	2,882	285,462
Total Netherlands		1,075,990

Switzerland — 6.3%

Consumer Staples — 2.1%
Nestle SA ADR	4,012	337,048

Financials — 1.2%
Credit Suisse Group AG ADR	12,375	195,525

Health Care — 3.0%
Novartis AG ADR	2,714	232,997
Roche Holding AG ADR	7,290	233,280
Total Switzerland		998,850

Singapore — 4.8%

Financials — 1.3%
United Overseas Bank Ltd. ADR	5,764	200,587

Information Technology — 3.5%
Broadcom Ltd.	2,273	551,293
Total Singapore		751,880

16

Touchstone International Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.0% (Continued)

United Kingdom — 4.6%

Consumer Discretionary — 1.5%
Carnival PLC ADR	3,673	$236,835

Financials — 3.1%
Prudential PLC ADR	10,171	487,293
Total United Kingdom		724,128

India — 3.9%

Financials — 3.9%
HDFC Bank Ltd. ADR	4,351	419,306
ICICI Bank Ltd. ADR	22,886	195,904
Total India		615,210

Sweden — 3.8%

Financials — 1.9%
Swedbank AB ADR	10,737	297,630

Industrials — 1.9%
Atlas Copco AB ADR - Class A	6,974	296,325
Total Sweden		593,955

Denmark — 3.1%

Financials — 1.6%
Danske Bank A/S ADR	12,488	250,509

Health Care — 1.5%
Novo Nordisk A/S ADR	5,029	242,146
Total Denmark		492,655

South Africa — 2.3%

Consumer Staples — 1.2%
Shoprite Holdings Ltd. ADR†	12,262	188,369

Financials — 1.1%
Capitec Bank Holdings Ltd. ADR	5,255	167,169
Total South Africa		355,538

Ireland — 1.9%

Industrials — 1.9%
Kingspan Group PLC ADR	7,064	300,471

Spain — 1.9%

Consumer Discretionary — 1.9%
Industria DE Diseno Textil SA ADR	15,585	294,401

Philippines — 1.8%

Financials — 1.8%
BDO Unibank, Inc. ADR	8,646	276,240

Taiwan — 1.7%

Information Technology — 1.7%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	7,120	267,356

Brazil — 1.6%

Financials — 1.6%
Itau Unibanco Holding SA ADR	17,857	244,641

Panama — 1.5%

Industrials — 1.5%
Copa Holdings SA - Class A	1,865	232,248

Mexico — 1.3%

Industrials — 1.3%
Grupo Aeroportuario del Sureste SAB
de CV ADR	1,089	207,803

Luxembourg — 1.0%

Consumer Discretionary — 1.0%
Samsonite International SA ADR	7,629	164,634

Belgium — 0.7%

Health Care — 0.7%
Galapagos NV ADR*†	1,017	103,480
Total Common Stocks		$15,413,874

Short-Term Investment Funds — 4.7%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%¥W	329,257	329,257
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**¥W	410,793	410,793
Total Short-Term Investment Funds		$740,050

Total Investment Securities —102.7%
(Cost $13,679,667)		$16,153,924

Liabilities in Excess of Other Assets — (2.7%)		(429,580)

Net Assets — 100.0%		$15,724,344

17

Touchstone International Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $403,206.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$15,413,874	$—	$—	$15,413,874
Short-Term Investment Funds	740,050	—	—	740,050
Total	$16,153,924	$—	$—	$16,153,924

See accompanying Notes to Financial Statements.

18

Portfolio of Investments

Touchstone International Value Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.0%

United Kingdom — 17.3%

Consumer Staples — 3.8%
Dairy Crest Group PLC	45,147	$371,753
Imperial Brands PLC	12,949	552,673

Energy — 4.5%
BP PLC	65,190	417,607
BP PLC ADR	6,990	268,626
TechnipFMC PLC*	14,660	405,401

Health Care — 2.3%
GlaxoSmitKline PLC	27,490	549,541

Industrials — 1.1%
Babcock International Group PLC	24,200	268,414

Materials — 4.6%
DS Smith PLC	108,888	719,846
RPC Group PLC	30,100	399,718

Utilities — 1.0%
National Grid PLC	18,321	226,915
Total United Kingdom		4,180,494

Netherlands — 14.1%

Consumer Discretionary — 2.3%
Fiat Chrysler Automobiles NV*	31,700	568,105

Financials — 2.9%
Aegon NV	67,600	394,040
ING Groep NV	16,373	301,791

Health Care — 2.8%
Koninklijke Philips NV	16,600	684,912

Industrials — 6.1%
Airbus Group SE	8,740	832,001
CNH Industrial NV	40,640	487,894
CNH Industrial NV	11,930	143,279
Total Netherlands		3,412,022

Germany — 12.9%

Consumer Discretionary — 1.1%
HUGO BOSS AG	3,100	273,534

Financials — 3.0%
Deutsche Boerse AG	1,976	214,534
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	2,400	513,659

Health Care — 3.1%
Bayer AG	5,530	755,412

Industrials — 1.3%
GEA Group AG	6,700	305,006

Materials — 2.3%
Linde AG*	2,600	542,217

Telecommunication Services — 2.1%
Deutsche Telekom AG	27,300	509,806
Total Germany		3,114,168

Japan — 12.7%

Health Care — 0.5%
Astellas Pharma, Inc.	9,800	124,730

Industrials — 7.5%
Fuji Electric Co. Ltd.	66,490	368,932
IHI Corp.	13,816	481,607
Seibu Holdings, Inc.	26,200	447,522
Sumitomo Corp.	34,830	501,462

Information Technology — 3.6%
Hitachi Ltd.	75,720	533,891
Trend Micro, Inc.	6,990	344,370

Materials — 1.1%
Sumitomo Osaka Cement Co. Ltd.†	60,010	265,405
Total Japan		3,067,919

France — 8.1%

Health Care — 3.2%
Sanofi	7,695	766,007

Industrials — 2.7%
Cie de Saint-Gobain	11,160	664,909

Materials — 2.2%
Air Liquide SA	4,040	538,754
Total France		1,969,670

Italy — 4.6%

Energy — 2.0%
Eni SpA	28,601	473,679

Financials — 0.5%
Mediobanca SpA	11,800	126,807

Utilities — 2.1%
Enel SpA	83,300	501,822
Total Italy		1,102,308

South Korea — 4.0%

Consumer Discretionary — 1.3%
Hankook Tire Co. Ltd.	5,920	311,749

Financials — 2.7%
Samsung Securities Co. Ltd.	6,600	199,819
Shinhan Financial Group Co. Ltd.	10,430	460,988
Total South Korea		972,556

19

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.0% (Continued)

Switzerland — 3.9%

Financials — 2.4%
Credit Suisse Group AG	36,204	$573,638

Health Care — 1.5%
Novartis AG	4,219	361,885
Total Switzerland		935,523

Singapore — 3.4%

Consumer Discretionary — 1.1%
Jardine Cycle & Carriage Ltd.	9,470	275,578

Financials — 2.3%
United Overseas Bank Ltd.	31,670	549,974
Total Singapore		825,552

United States — 2.5%

Consumer Staples — 2.5%
Coca-Cola European Partners PLC	14,500	603,490

Brazil — 2.2%

Industrials — 1.3%
Embraer SA ADR	14,370	324,906

Information Technology — 0.9%
Cielo SA	31,860	220,605
Total Brazil		545,511

Austria — 2.0%

Financials — 2.0%
Erste Group Bank AG	11,190	483,462

Ireland — 2.0%

Materials — 2.0%
CRH PLC	12,730	483,439

Spain — 1.9%

Financials — 1.9%
Banco de Sabadell SA	219,303	458,460

Malaysia — 1.7%

Financials — 1.7%
CIMB Group Holdings Bhd	271,000	404,844

Australia — 1.6%

Financials — 1.6%
QBE Insurance Group Ltd.	48,600	383,141

Taiwan — 1.0%

Information Technology — 1.0%
MediaTek, Inc.	25,800	242,775

Hong Kong — 0.8%

Consumer Discretionary — 0.8%
SJM Holdings Ltd.	207,800	190,896

Bermuda — 0.7%

Financials — 0.7%
XL Group Ltd.	4,200	165,690

Colombia — 0.5%

Energy — 0.5%
Ecopetrol SA ADR†	12,500	118,625

Czech Republic — 0.1%

Financials — 0.1%
Komercni Banka A/S	400	17,468
Total Common Stocks		$23,678,013

Short-Term Investment Funds — 2.4%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%¥W	184,561	184,561
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**¥W	392,719	392,719
Total Short-Term Investment Funds		$577,280

Total Investment Securities —100.4%
(Cost $23,776,203)		$24,255,293

Liabilities in Excess of Other Assets — (0.4%)		(96,838)

Net Assets — 100.0%		$24,158,455

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $376,640.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

20

Touchstone International Value Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$640,379	$3,540,115	$—	$4,180,494
Netherlands	143,279	3,268,743	—	3,412,022
Germany	542,217	2,571,951	—	3,114,168
Japan	—	3,067,919	—	3,067,919
France	—	1,969,670	—	1,969,670
Italy	—	1,102,308	—	1,102,308
South Korea	—	972,556	—	972,556
Switzerland	—	935,523	—	935,523
Singapore	—	825,552	—	825,552
United States	603,490	—	—	603,490
Brazil	545,511	—	—	545,511
Austria	—	483,462	—	483,462
Ireland	—	483,439	—	483,439
Spain	—	458,460	—	458,460
Malaysia	—	404,844	—	404,844
Australia	—	383,141	—	383,141
Taiwan	—	242,775	—	242,775
Hong Kong	—	190,896	—	190,896
Bermuda	165,690	—	—	165,690
Colombia	118,625	—	—	118,625
Czech Republic	17,468	—	—	17,468
Short-Term Investment Funds	577,280	—	—	577,280
Total	$3,353,939	$20,901,354	$—	$24,255,293

At September 30, 2017, equity securities valued at $985,564 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities.

See accompanying Notes to Financial Statements.

21

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.0%

Information Technology — 26.2%
Alliance Data Systems Corp.	63,731	$14,119,603
Autodesk, Inc.*	119,675	13,434,715
Ciena Corp.*	471,670	10,362,590
Cypress Semiconductor Corp.	735,590	11,048,562
Fidelity National Information Services, Inc.	176,740	16,505,749
FleetCor Technologies, Inc.*	74,765	11,571,379
Lam Research Corp.	72,275	13,373,766
Maxim Integrated Products, Inc.	190,190	9,073,965
Microchip Technology, Inc.	58,620	5,262,904
Micron Technology, Inc.*	197,490	7,767,282
Nice Ltd. ADR	151,423	12,312,204
Palo Alto Networks, Inc.*	53,185	7,663,958
Red Hat, Inc.*	141,140	15,646,780
ServiceNow, Inc.*	109,210	12,835,451
Skyworks Solutions, Inc.	64,320	6,554,208
Splunk Inc.*	116,680	7,751,052
Vantiv, Inc. - Class A*	194,750	13,724,032
		189,008,200

Industrials — 17.2%
AMETEK, Inc.	238,970	15,781,579
Ferguson PLC ADR†	2,223,940	14,722,483
IHS Markit Ltd.*	218,984	9,652,815
JB Hunt Transport Services, Inc.	142,646	15,845,118
Lennox International, Inc.	79,141	14,163,865
Macquarie Infrastructure Corp.	196,019	14,148,651
Teledyne Technologies, Inc.*	61,700	9,821,406
TransDigm Group, Inc.	40,006	10,227,534
TransUnion*	213,451	10,087,694
United Continental Holdings, Inc.*	164,930	10,040,938
		124,492,083

Health Care — 16.1%
BioMarin Pharmaceutical, Inc.*	93,565	8,708,095
Bioverativ, Inc.*	124,749	7,119,425
Clovis Oncology, Inc.*	58,270	4,801,448
Cooper Cos., Inc. (The)	65,419	15,511,499
DENTSPLY SIRONA, Inc.	159,560	9,543,284
Envision Healthcare Corp.*	208,930	9,391,403
Hill-Rom Holdings, Inc.	184,958	13,686,892
ICON PLC (Ireland)*	144,850	16,495,518
Jazz Pharmaceuticals PLC (Ireland)*	89,959	13,156,504
Medicines Co. (The)*†	143,430	5,312,647
Mettler-Toledo International, Inc.*	20,060	12,560,770
		116,287,485

Consumer Discretionary — 14.5%
Delphi Automotive PLC (United
Kingdom)	68,797	6,769,625
Dollar Tree, Inc.*	125,500	10,895,910
Dunkin' Brands Group, Inc.	152,320	8,085,146
Expedia, Inc.	63,910	9,199,205
L Brands, Inc.	155,380	6,465,362
Liberty Broadband Corp. - Class A*	110,710	10,426,668
Marriott International, Inc. - Class A	134,310	14,809,021
MGM Resorts International	374,030	12,189,638
Newell Brands, Inc.	202,782	8,652,708
PVH Corp.	73,060	9,209,944
Six Flags Entertainment Corp.	126,690	7,720,489
		104,423,716

Financials — 7.8%
Arthur J Gallagher & Co.	206,770	12,726,694
MSCI, Inc.	82,690	9,666,461
Progressive Corp. (The)	243,720	11,800,922
Raymond James Financial, Inc.	97,450	8,217,958
Western Alliance Bancorp*	258,440	13,717,995
		56,130,030

Materials — 4.8%
Avery Dennison Corp.	120,790	11,878,489
Celanese Corp. - Series A	110,260	11,496,810
Vulcan Materials Co.	94,350	11,284,260
		34,659,559

Real Estate — 4.0%
Alexandria Real Estate Equities, Inc. REIT	58,570	6,968,073
American Campus Communities, Inc.
REIT	248,910	10,989,376
CyrusOne, Inc. REIT	192,100	11,320,453
		29,277,902

Consumer Staples — 3.3%
Constellation Brands, Inc. - Class A	62,521	12,469,813
Pinnacle Foods, Inc.	198,737	11,361,794
		23,831,607

Energy — 3.1%
Andeavor	93,305	9,624,411
Pioneer Natural Resources Co.	89,030	13,135,486
		22,759,897
Total Common Stocks		$700,870,479

Short-Term Investment Funds — 3.6%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%¥W	23,496,908	23,496,908
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**¥W	2,424,150	2,424,150
Total Short-Term Investment Funds		$25,921,058

Total Investment Securities —100.6%
(Cost $561,511,161)		$726,791,537

Liabilities in Excess of Other Assets — (0.6%)		(4,610,428)

Net Assets — 100.0%		$722,181,109

22

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $2,394,124.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$700,870,479	$—	$—	$700,870,479
Short-Term Investment Funds	25,921,058	—	—	25,921,058
Total	$726,791,537	$—	$—	$726,791,537

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.2%

India — 30.0%

Consumer Discretionary — 7.0%
Jubilant Foodworks Ltd.	513,300	$10,961,382
Makemytrip Ltd.*†	330,800	9,510,500
Zee Entertainment Enterprises Ltd.	1,242,400	9,907,773

Consumer Staples — 3.3%
Avenue Supermarts Ltd., 144a*	222,249	3,677,754
Britannia Industries Ltd.	71,200	4,739,702
ITC Ltd.	1,490,500	5,897,627

Financials — 8.7%
HDFC Bank Ltd.	364,400	10,087,689
Housing Development Finance Corp.
Ltd.	702,600	18,754,526
IndusInd Bank Ltd.	347,835	8,969,603

Health Care — 2.3%
Apollo Hospitals Enterprise Ltd.	389,400	6,000,330
Lupin Ltd.	253,600	3,938,957

Industrials — 7.5%
Adani Ports & Special Economic Zone
Ltd.	2,789,900	16,119,513
Eicher Motors Ltd.	19,175	9,176,902
Larsen & Toubro Ltd.	430,500	7,538,283

Materials — 1.2%
Asian Paints Ltd.	307,700	5,339,403
Total India		130,619,944

Cayman Islands — 19.6%

Consumer Discretionary — 4.6%
NagaCorp Ltd.	8,186,000	4,978,244
Netshoes Cayman Ltd.*	207,100	2,723,365
Sands China Ltd.	2,389,800	12,498,893

Information Technology — 15.0%
Alibaba Group Holding Ltd. ADR*	175,194	30,257,756
Baidu, Inc. ADR*	93,980	23,277,906
Tencent Holdings Ltd.	265,100	11,590,356
Total Cayman Islands		85,326,520

China — 6.3%

Consumer Discretionary — 6.3%
ANTA Sports Products Ltd.	2,758,000	11,598,174
Ctrip.com International Ltd. ADR*	297,500	15,690,150
Total China		27,288,324

South Africa — 5.9%

Consumer Discretionary — 5.9%
Naspers Ltd. - Class N	119,200	25,767,778

Industrials — 0.0%
Novus Holdings Ltd.	41,228	19,885
Total South Africa		25,787,663

South Korea — 4.1%

Consumer Staples — 1.5%
Amorepacific Corp.	29,800	6,764,747

Health Care — 2.6%
Medy-Tox, Inc.	25,975	11,256,495
Total South Korea		18,021,242

Netherlands — 4.0%

Information Technology — 4.0%
Yandex NV*	525,300	17,308,635

United States — 3.7%

Information Technology — 3.7%
MercadoLibre, Inc.	62,850	16,273,750

Philippines — 3.0%

Industrials — 1.4%
International Container Terminal
Services, Inc.	2,974,720	6,103,242

Real Estate — 1.6%
SM Prime Holdings, Inc.	10,559,800	7,161,195
Total Philippines		13,264,437

Indonesia — 2.8%

Financials — 1.9%
Bank Rakyat Indonesia Persero Tbk PT	7,294,800	8,272,928

Health Care — 0.9%
Siloam International Hospitals Tbk
PT*	5,108,555	3,792,824
Total Indonesia		12,065,752

Brazil — 2.6%

Consumer Staples — 2.6%
Raia Drogasil SA	482,900	11,430,786

Taiwan — 2.4%

Information Technology — 2.4%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	280,640	10,538,032

Thailand — 2.3%

Consumer Staples — 2.3%
CP ALL PCL	4,984,700	9,976,873

Peru — 2.1%

Financials — 2.1%
Credicorp Ltd.	44,964	9,218,519

24

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.2% (Continued)

Virgin Islands (British) — 2.0%

Information Technology — 2.0%
Mail.Ru Group Ltd. GDR*	267,200	$8,806,912

Russia — 1.8%

Consumer Staples — 1.8%
Magnit OJSC GDR	186,700	7,643,909

United Kingdom — 1.7%

Health Care — 1.7%
Hikma Pharmaceuticals PLC†	442,100	7,183,097

Malaysia — 1.0%

Health Care — 1.0%
IHH Healthcare Bhd	3,254,700	4,432,096

Mexico — 0.9%

Industrials — 0.9%
Grupo Aeroportuario del Sureste SAB
de CV ADR	20,120	3,839,298
Total Common Stocks		$419,025,789

Short-Term Investment Funds — 5.7%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%¥W	14,629,914	14,629,914
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**¥W	10,412,256	10,412,256
Total Short-Term Investment Funds		$25,042,170

Total Investment Securities —101.9%
(Cost $357,279,173)		$444,067,959

Liabilities in Excess of Other Assets — (1.9%)		(8,286,465)

Net Assets — 100.0%		$435,781,494

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $10,234,799.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

25

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks
India	$9,510,500	$121,109,444	$—	$130,619,944
Cayman Islands	56,259,027	29,067,493	—	85,326,520
China	27,288,324	—	—	27,288,324
South Africa	19,885	25,767,778	—	25,787,663
South Korea	—	18,021,242	—	18,021,242
Netherlands	17,308,635	—	—	17,308,635
United States	16,273,750	—	—	16,273,750
Philippines	7,161,195	6,103,242	—	13,264,437
Indonesia	12,065,752	—	—	12,065,752
Brazil	11,430,786	—	—	11,430,786
Taiwan	10,538,032	—	—	10,538,032
Thailand	9,976,873	—	—	9,976,873
Peru	9,218,519	—	—	9,218,519
Virgin Islands (British)	8,806,912	—	—	8,806,912
Russia	—	7,643,909	—	7,643,909
United Kingdom	—	7,183,097	—	7,183,097
Malaysia	4,432,096	—	—	4,432,096
Mexico	3,839,298	—	—	3,839,298
Short-Term Investment Funds	25,042,170	—	—	25,042,170
Total	$229,171,754	$214,896,205	$—	$444,067,959

At September 30, 2017, equity securities valued at $6,764,747 and $37,009,171 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Financial Statements.

26

Portfolio of Investments

Touchstone Small Cap Growth Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

Information Technology — 28.4%
Advanced Energy Industries, Inc.*	44,045	$3,557,074
Alarm.com Holdings, Inc.*	77,118	3,484,191
BroadSoft, Inc.*	82,089	4,129,077
Cirrus Logic, Inc.*	67,690	3,609,231
Entegris, Inc.*	126,031	3,635,994
ePlus, Inc.*	35,701	3,300,557
Euronet Worldwide, Inc.*	96,948	9,189,701
ExlService Holdings, Inc.*	67,006	3,907,790
Fair Isaac Corp.	20,999	2,950,360
GrubHub, Inc.*	81,587	4,296,371
Instructure, Inc.*	47,926	1,588,747
MAXIMUS, Inc.	72,558	4,679,991
MKS Instruments, Inc.	53,273	5,031,635
Power Integrations, Inc.	60,539	4,431,455
Qualys, Inc.*	65,080	3,371,144
RealPage, Inc.*	82,095	3,275,590
Science Applications International Corp.	55,168	3,687,981
Semtech Corp.*	124,632	4,679,932
Trade Desk, Inc. (The) - Class A*	42,610	2,620,941
Travelport Worldwide Ltd. (Bermuda)	236,773	3,717,336
Ubiquiti Networks, Inc.*†	39,122	2,191,614
Varonis Systems, Inc.*	40,113	1,680,735
Xperi Corp.	64,069	1,620,946
Yelp, Inc.*	52,219	2,261,083
		86,899,476

Health Care — 24.2%
Achaogen, Inc.*†	95,874	1,529,190
AMN Healthcare Services, Inc.*	74,363	3,398,389
BioTelemetry, Inc.*	76,194	2,514,402
Cambrex Corp.*	58,585	3,222,175
Charles River Laboratories International, Inc.*	46,418	5,014,072
Chemed Corp.	21,441	4,332,154
CryoPort, Inc.*	80,813	796,008
Exact Sciences Corp.*	38,241	1,801,916
FibroGen, Inc.*	28,672	1,542,554
Globus Medical, Inc. - Class A*	77,528	2,304,132
Heska Corp.*	20,904	1,841,433
ICON PLC (Ireland)*	63,554	7,237,530
ICU Medical, Inc.*	21,381	3,973,659
Intersect ENT, Inc.*	49,004	1,526,475
LeMaitre Vascular, Inc.	68,271	2,554,701
Medidata Solutions, Inc.*	77,457	6,046,293
Merit Medical Systems, Inc.*	99,522	4,214,757
MiMedx Group, Inc.*†	109,758	1,303,925
Momenta Pharmaceuticals, Inc.*	173,836	3,215,966
Natus Medical, Inc.*	97,384	3,651,900
Nektar Therapeutics*	66,903	1,605,672
NuVasive, Inc.*	30,224	1,676,223
OraSure Technologies, Inc.*	102,029	2,295,652
Portola Pharmaceuticals, Inc.*	27,239	1,471,723
Repligen Corp.*	33,509	1,284,065
Sage Therapeutics, Inc.*	16,962	1,056,733
Supernus Pharmaceuticals, Inc.*	61,159	2,446,360
		73,858,059

Industrials — 14.3%
Argan, Inc.	46,285	3,112,666
Beacon Roofing Supply, Inc.*	59,709	3,060,086
Brink's Co. (The)	46,830	3,945,427
Dycom Industries, Inc.*	41,126	3,531,901
EMCOR Group, Inc.	91,626	6,357,012
Hawaiian Holdings, Inc.*	118,190	4,438,034
MasTec, Inc.*	82,416	3,824,102
Raven Industries, Inc.	42,519	1,377,616
Trex Co., Inc.*	57,875	5,212,801
TriNet Group, Inc.*	113,491	3,815,567
WageWorks, Inc.*	59,140	3,589,798
Willdan Group, Inc.*	44,402	1,441,289
		43,706,299

Consumer Discretionary — 12.8%
Boyd Gaming Corp.	85,491	2,227,041
Cable One, Inc.	6,897	4,980,462
Dorman Products, Inc.*	52,710	3,775,090
Grand Canyon Education, Inc.*	59,867	5,437,121
LCI Industries	57,275	6,635,309
Lithia Motors, Inc. - Class A	45,020	5,416,356
Marriott Vacations Worldwide Corp.	24,281	3,023,713
Nutrisystem, Inc.	28,162	1,574,256
TopBuild Corp.*	90,439	5,893,910
		38,963,258

Financials — 7.4%
Artisan Partners Asset Management, Inc.
- Class A	94,968	3,095,957
Evercore Partners, Inc. - Class A	73,721	5,916,110
National Western Life Group, Inc.
- Class A	4,736	1,652,864
Primerica, Inc.	50,584	4,125,125
Trupanion, Inc.*†	92,155	2,433,814
Western Alliance Bancorp*	100,055	5,310,919
		22,534,789

Materials — 4.2%
KMG Chemicals, Inc.	32,758	1,797,759
Louisiana-Pacific Corp.*	166,707	4,514,426
PolyOne Corp.	64,360	2,576,331
Trinseo SA (Luxembourg)	60,939	4,089,007
		12,977,523

Real Estate — 3.8%
CareTrust REIT, Inc.	241,163	4,591,744
CoreSite Realty Corp.	38,728	4,333,663
HFF, Inc. - Class A	68,011	2,690,515
		11,615,922

Energy — 2.4%
Matador Resources Co.*	119,146	3,234,814
Superior Energy Services, Inc.*	164,511	1,756,977
US Silica Holdings, Inc.	77,314	2,402,146
		7,393,937
Total Common Stocks		$297,949,263

27

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Funds — 5.3%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%¥W	8,505,398	$8,505,398
Invesco Government & Agency
Portfolio, Institutional Class,
0.93%**¥W	7,561,187	7,561,187
Total Short-Term Investment Funds		$16,066,585

Total Investment Securities —102.8%
(Cost $266,923,107)		$314,015,848

Liabilities in Excess of Other Assets — (2.8%)		(8,563,309)

Net Assets — 100.0%		$305,452,539

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $7,379,978.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$297,949,263	$—	$—	$297,949,263
Short-Term Investment Funds	16,066,585	—	—	16,066,585
Total	$314,015,848	$—	$—	$314,015,848

See accompanying Notes to Financial Statements.

28

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.5%

United States — 44.8%

Consumer Discretionary — 4.3%
Amazon.com, Inc.*	6,650	$6,392,977
Foot Locker, Inc.	69,820	2,459,060
Ford Motor Co.	262,028	3,136,475
NIKE, Inc. - Class B	65,209	3,381,087

Consumer Staples — 1.9%
CVS Health Corp.	83,650	6,802,418

Energy — 2.5%
Apache Corp.	610	27,938
ConocoPhillips	146,546	7,334,627
Noble Energy, Inc.	57,602	1,633,593

Financials — 6.6%
Fifth Third Bancorp	188,163	5,264,801
JPMorgan Chase & Co.	94,162	8,993,413
Reinsurance Group of America, Inc.	35,322	4,928,479
Synchrony Financial	139,921	4,344,547
Wells Fargo & Co.	524	28,899

Health Care — 8.9%
Abbott Laboratories	104,499	5,576,067
Alnylam Pharmaceuticals, Inc.*	20,276	2,382,227
Becton Dickinson & Co.	25,708	5,037,483
Biogen, Inc.*	14,778	4,627,287
Cerner Corp.*	77,936	5,558,396
Illumina, Inc.*	20,498	4,083,202
Regeneron Pharmaceuticals, Inc.*	6,494	2,903,597
Ultragenyx Pharmaceutical, Inc.*	25,152	1,339,596

Industrials — 5.6%
Roper Technologies, Inc.	17,818	4,336,901
Southwest Airlines Co.	213,551	11,954,585
United Continental Holdings, Inc.*	59,677	3,633,136

Information Technology — 12.7%
Alphabet, Inc. - Class A*	11,361	11,062,433
Facebook, Inc. - Class A*	60,857	10,398,636
Microsoft Corp.	93,568	6,969,880
NCR Corp.*	72,912	2,735,658
Oracle Corp.	122,722	5,933,609
Visa, Inc. - Class A	76,266	8,026,234

Utilities — 2.3%
American Water Works Co., Inc.	100,812	8,156,699
Total United States		159,443,940

Japan — 10.6%

Consumer Discretionary — 1.2%
Sony Corp.	118,600	4,424,808

Financials — 1.3%
ORIX Corp.	293,900	4,744,787

Industrials — 3.5%
Amada Holdings Co. Ltd.	305,100	3,349,795
Kinden Corp.	339,100	5,466,410
Mitsubishi Electric Corp.	223,300	3,493,162

Information Technology — 1.5%
Kyocera Corp.	87,900	5,455,589

Telecommunication Services — 2.3%
Nippon Telegraph & Telephone Corp.	174,300	7,986,552

Utilities — 0.8%
Tokyo Gas Co. Ltd.	117,400	2,874,956
Total Japan		37,796,059

United Kingdom — 6.9%

Consumer Discretionary — 2.4%
Berkeley Group Holdings PLC	54,735	2,726,226
Compass Group PLC	283,384	6,012,705

Consumer Staples — 1.1%
Unilever PLC ADR	65,231	3,780,789

Financials — 3.4%
Lloyds Banking Group PLC	4,568,653	4,151,790
Prudential PLC	332,797	7,963,989
Total United Kingdom		24,635,499

Germany — 4.7%

Consumer Discretionary — 0.5%
Bayerische Motoren Werke AG	17,419	1,767,917

Industrials — 0.9%
KION Group AG	35,806	3,430,024

Materials — 1.8%
HeidelbergCement AG	62,625	6,444,676

Real Estate — 1.5%
Vonovia SE, REIT	123,914	5,277,188
Total Germany		16,919,805

France — 4.4%

Financials — 2.2%
BNP Paribas SA	97,505	7,866,246

Industrials — 2.2%
Cie de Saint-Gobain	88,524	5,274,233
Schneider Electric SE	28,191	2,454,887
Total France		15,595,366

Cayman Islands — 3.9%

Consumer Discretionary — 0.5%
Shenzhou International Group
Holdings Ltd.	235,000	1,841,108

29

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.5% (Continued)

Cayman Islands — (Continued)

Information Technology — 3.4%
Baidu, Inc. ADR*	18,971	$4,698,927
Tencent Holdings Ltd.	167,200	7,310,100
Total Cayman Islands		13,850,135

Netherlands — 3.3%

Financials — 3.3%
ABN AMRO Group NV, 144a	129,547	3,879,162
ING Groep NV	429,822	7,922,584
Total Netherlands		11,801,746

Sweden — 3.1%

Financials — 1.9%
Swedbank AB - Class A	239,453	6,630,818

Industrials — 1.2%
Atlas Copco AB - Class A	104,335	4,426,135
Total Sweden		11,056,953

South Korea — 2.6%

Information Technology — 1.0%
Samsung SDI Co. Ltd.	20,407	3,550,602

Telecommunication Services — 1.6%
KT Corp. ADR	400,008	5,548,111
Total South Korea		9,098,713

Liberia — 2.4%

Consumer Discretionary — 2.4%
Royal Caribbean Cruises Ltd.	73,011	8,654,724

Switzerland — 2.1%

Health Care — 2.1%
Novartis AG	88,221	7,567,152

Mexico — 1.8%

Financials — 0.9%
Grupo Financiero Banorte SAB de CV
- Class O	435,800	3,000,343

Materials — 0.9%
Cemex SAB de CV ADR*	367,296	3,335,048
Total Mexico		6,335,391

Ireland — 1.7%

Industrials — 1.7%
Pentair PLC	87,414	5,940,655

Jersey — 1.4%

Health Care — 1.4%
Shire PLC ADR	31,556	4,832,486

Italy — 0.9%

Consumer Discretionary — 0.9%
Luxottica Group SpA	55,822	3,119,988

Indonesia — 0.7%

Financials — 0.7%
Bank Rakyat Indonesia Persero Tbk PT	2,102,800	2,384,755

India — 0.7%

Financials — 0.7%
ICICI Bank Ltd. ADR	274,006	2,345,491

Belgium — 0.5%

Health Care — 0.5%
Galapagos NV*	18,840	1,920,499
Total Common Stocks		$343,299,357

Exchange Traded Funds — 1.9%
Vanguard FTSE All-World ex-US ETF	66,540	3,507,323
Vanguard S&P 500 ETF	14,548	3,357,096
Total Exchange Traded Funds		$6,864,419

Short-Term Investment Fund — 1.5%
Dreyfus Government Cash
Management, Institutional Shares,
0.92%¥W	5,513,973	$5,513,973

Total Investment Securities —99.9%
(Cost $294,511,726)		$355,677,749

Other Assets in Excess of Liabilities — 0.1%		216,839

Net Assets — 100.0%		$355,894,588

*	Non-income producing security.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

30

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$159,443,940	$—	$—	$159,443,940
Japan	—	37,796,059	—	37,796,059
United Kingdom	6,507,015	18,128,484	—	24,635,499
Germany	—	16,919,805	—	16,919,805
France	—	15,595,366	—	15,595,366
Cayman Islands	6,540,035	7,310,100	—	13,850,135
Netherlands	—	11,801,746	—	11,801,746
Sweden	—	11,056,953	—	11,056,953
South Korea	5,548,111	3,550,602	—	9,098,713
Liberia	8,654,724	—	—	8,654,724
Switzerland	—	7,567,152	—	7,567,152
Mexico	6,335,391	—	—	6,335,391
Ireland	5,940,655	—	—	5,940,655
Jersey	4,832,486	—	—	4,832,486
Italy	3,119,988	—	—	3,119,988
Indonesia	2,384,755	—	—	2,384,755
India	2,345,491	—	—	2,345,491
Belgium	—	1,920,499	—	1,920,499
Exchange Traded Funds	6,864,419	—	—	6,864,419
Short-Term Investment Fund	5,513,973	—	—	5,513,973
Total	$224,030,983	$131,646,766	$—	$355,677,749

At September 30, 2017, equity securities valued at $8,230,969 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Financial Statements.

31

Statements of Assets and Liabilities

September 30, 2017 (Unaudited)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Growth
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$747,679,684	$979,479,366	$210,419,006	$13,679,667
Investments, at market value (A)	$766,488,951	$1,241,198,223	$269,474,875	$16,153,924
Cash	360,429	243	—	—
Cash deposits held at prime broker*	2,347,778	—	—	—
Foreign Currency (B)	—	—	—	—
Dividends and interest receivable	5,626,494	1,006,828	164,506	9,827
Receivable for capital shares sold	2,548,843	516,510	38,162	—
Receivable for investments sold	188	—	4,308,548	—
Receivable for variation margin on futures contracts	336,049	—	—	—
Receivable for securities lending income	5,959	1,319	822	512
Tax reclaim receivable	19,423	144,903	1,896	7,962
Other assets	44,914	32,357	28,819	7,079
Total Assets	777,779,028	1,242,900,383	274,017,628	16,179,304

Liabilities
Foreign currency (B)	—	—	—	—
Payable for return of collateral for securities on loan	14,000,780	21,940,191	378,527	410,793
Deferred foreign capital gains tax (C)	—	—	—	—
Payable for capital shares redeemed	625,135	570,462	233,077	4,101
Payable for investments purchased	4,173,233	96,948	1,222,955	—
Payable for variation margin on futures contracts	162,023	—	—	—
Payable to Investment Advisor	404,998	620,003	154,007	4,693
Payable to other affiliates	78,939	224,187	33,088	363
Payable to Trustees	3,950	3,955	3,948	3,948
Payable for professional services	54,203	35,426	18,918	20,377
Payable for reports to shareholders	9,214	39,727	9,349	7,089
Payable to Transfer Agent	166,634	480,680	50,210	55
Other accrued expenses and liabilities	13,354	4,466	3,917	3,541
Total Liabilities	19,692,463	24,016,045	2,107,996	454,960

Net Assets	$758,086,565	$1,218,884,338	$271,909,632	$15,724,344
Net assets consist of:
Paid-in capital	$746,391,744	$796,214,475	$200,688,594	$13,205,429
Accumulated net investment income (loss)	1,252,555	10,708,499	154,834	121,006
Accumulated net realized gains (losses) on investments, futures contracts, written options, forward foreign currency contracts and foreign currency transactions	(8,536,941)	150,242,507	12,010,335	(76,348)
Net unrealized appreciation on investments, futures contracts, written options, forward foreign currency contracts and foreign currency transactions	18,979,207	261,718,857	59,055,869	2,474,257
Net Assets	$758,086,565	$1,218,884,338	$271,909,632	$15,724,344
(A) Includes market value of securities on loan of:	$13,643,067	$21,335,219	$354,551	$403,206
(B) Cost of foreign currency:	$—	$—	$—	$—
(C) See Note 2 in Notes to Financial Statements.

* Represents segregated cash for futures contracts.

See accompanying Notes to Financial Statements.

32

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Sands Capital		Touchstone
International	Mid Cap	Emerging	Touchstone	Sustainability
Value	Growth	Markets	Small Cap	and Impact
Fund	Fund	Growth Fund	Growth Fund	Equity Fund

$23,776,203	$561,511,161	$357,279,173	$266,923,107	$294,511,726
$24,255,293	$726,791,537	$444,067,959	$314,015,848	$355,677,749
—	—	—	—	24
—	—	—	—	—
—	—	51,874	—	—
62,385	380,953	136,446	101,951	508,848
47	2,056,458	1,406,589	615,455	1,100,950
214,860	—	2,258,827	—	275,579
—	—	—	—	—
188	595	4,049	12,609	11
79,284	—	1,216	379	119,390
17,311	32,666	115,339	69,460	37,362
24,629,368	729,262,209	448,042,299	314,815,702	357,719,913

—	—	—	—	18
392,719	2,424,150	10,412,256	7,561,187	—
—	—	1,205,646	—	—
14,376	2,004,727	91,042	1,362,694	332,777
7,881	1,742,028	—	—	1,042,332
—	—	—	—	—
3,081	432,131	406,650	238,757	203,204
363	208,504	52,648	8,153	82,775
3,946	3,950	3,947	3,949	3,948
20,784	26,200	36,305	20,285	44,162
6,672	31,855	2,485	56,590	13,598
7,415	204,079	41,758	109,628	94,636
13,676	3,476	8,068	1,920	7,875
470,913	7,081,100	12,260,805	9,363,163	1,825,325

$24,158,455	$722,181,109	$435,781,494	$305,452,539	$355,894,588

$104,276,662	$486,130,270	$360,588,113	$276,808,348	$301,180,868
110,028	(626,431)	(567,436)	(1,549,786)	2,310,811
(80,706,929)	71,396,894	(9,826,374)	(16,898,764)	(8,771,446)
478,694	165,280,376	85,587,191	47,092,741	61,174,355
$24,158,455	$722,181,109	$435,781,494	$305,452,539	$355,894,588
$376,640	$2,394,124	$10,234,799	$7,379,978	$—
$—	$—	$51,879	$—	$(18)

33

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Growth
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$51,313,513	$178,051,875	$39,291,096	$79,497
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,685,112	4,086,189	1,173,225	6,402
Net asset value price per share*	$10.95	$43.57	$33.49	$12.42
Maximum sales charge - Class A shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$11.62	$46.23	$35.53	$13.18

Pricing of Class C Shares
Net assets applicable to Class C shares	$52,161,306	$45,699,652	$8,644,081	$35,463
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,827,353	1,094,082	305,545	2,881
Net asset value and offering price per share**	$10.81	$41.77	$28.29	$12.31

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$555,946,213	$971,622,999	$49,750,372	$4,296
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	50,605,890	21,879,879	1,451,256	346
Net asset value, offering price and redemption price per share	$10.99	$44.41	$34.28	$12.42

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$98,665,533	$23,509,812	$174,224,083	$15,605,088
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,983,769	526,998	5,032,122	1,255,209
Net asset value, offering price and redemption price per share	$10.98	$44.61	$34.62	$12.43

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

34

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Sands Capital		Touchstone
International	Mid Cap	Emerging	Touchstone	Sustainability
Value	Growth	Markets	Small Cap	and Impact
Fund	Fund	Growth Fund	Growth Fund	Equity Fund

$3,652,630	$227,455,979	$—	$22,170,502	$128,755,753
460,827	8,004,157	—	3,984,944	5,357,922
$7.93	$28.42	$—	$5.56	$24.03
5.75%	5.75%	—	5.75%	5.75%
$8.41	$30.15	$—	$5.90	$25.50

$242,427	$93,577,249	$—	$9,265,388	$41,158,484
33,066	4,802,294	—	2,029,637	1,986,611
$7.33	$19.49	$—	$4.57	$20.72

$3,466,947	$350,107,416	$152,286,387	$256,410,734	$146,972,466
436,832	11,939,479	12,195,504	41,236,847	5,944,794
$7.94	$29.32	$12.49	$6.22	$24.72

$16,796,451	$51,040,465	$283,495,107	$17,605,915	$39,007,885
2,133,349	1,727,462	22,638,804	2,806,091	1,575,824
$7.87	$29.55	$12.52	$6.27	$24.75

35

Statements of Operations

For the Six Months Ended September 30, 2017 (Unaudited)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Growth
	Fund	Fund	Fund	Fund
Investment Income
Dividends(A)	$2,239,645	$9,687,660	$1,454,197	$146,431
Interest	10,937,069	—	—	—
Income from securities loaned	28,053	5,946	3,869	4,450
Total Investment Income	13,204,767	9,693,606	1,458,066	150,881
Expenses
Investment advisory fees	2,407,605	3,886,904	978,651	61,596
Administration fees	521,256	902,986	189,206	9,924
Compliance fees and expenses	1,126	1,126	1,126	1,126
Custody fees	24,346	11,190	5,913	2,575
Professional fees	32,527	32,014	15,164	16,876
Transfer Agent fees, Class A	27,099	184,961	26,867	33
Transfer Agent fees, Class C	23,382	22,344	5,875	9
Transfer Agent fees, Class Y	273,399	446,375	25,329	11
Transfer Agent fees, Institutional Class	14,015	3,115	44,385	22
Transfer Agent out-of-pocket expenses	14,763	239,438	12,538	35
Registration fees, Class A	12,114	12,544	8,408	1,513
Registration fees, Class C	9,062	8,883	7,309	1,212
Registration fees, Class Y	24,174	14,339	8,314	1,212
Registration fees, Institutional Class	11,490	8,403	9,822	1,513
Interest expense on securities sold short	148	—	—	—
Reports to Shareholders, Class A	5,106	17,981	4,210	2,645
Reports to Shareholders, Class C	4,423	4,483	3,122	2,645
Reports to Shareholders, Class Y	12,480	29,630	3,097	2,645
Reports to Shareholders, Institutional Class	3,206	2,875	4,298	2,678
Distribution expenses, Class A	66,202	248,016	49,970	62
Distribution and shareholder servicing expenses, Class C	269,986	247,818	43,193	24
Trustee fees	7,840	7,845	7,837	7,838
Other expenses	24,422	22,265	7,714	4,078
Total Expenses	3,790,171	6,355,535	1,462,348	120,272
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(485,490)	(101,802)	(159,116)	(53,771)
Net Expenses	3,304,681	6,253,733	1,303,232	66,501
Net Investment Income (Loss)	9,900,086	3,439,873	154,834	84,380
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments (C)	5,972,117	104,684,293	12,636,399	168,771
Net realized losses on futures contracts	(834,842)	—	—	—
Net realized gains on written options	335,496	—	—	—
Net realized losses on forward foreign currency contracts	(191,033)	—	—	—
Net realized gains (losses) on foreign currency transactions	(551,536)	—	—	(9)
Net change in unrealized appreciation (depreciation) on investments (D)	10,022,447	(46,659,165)	14,433,877	1,632,670
Net change in unrealized appreciation (depreciation) on futures contracts	70,040	—	—	—
Net change in unrealized appreciation (depreciation) on written options	(99,307)	—	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	93,426	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	250	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	14,817,058	58,025,128	27,070,276	1,801,432
Change in Net Assets Resulting from Operations	$24,717,144	$61,465,001	$27,225,110	$1,885,812
(A) Net of foreign tax withholding of:	$—	$115,466	$4,043	$22,905
(B) See Note 4 in Notes to Financial Statements.
(C) On April 07, 2017, the Focused Fund had a redemption-in-kind of securities in the amount of $196,424,472. Net realized gains (losses) on investments includes the realized gain on the transaction of $54,207,989 which will not be realized by the Fund for tax purposes.
(D) Includes change in deferred foreign capital gains tax of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

36

Statements of Operations (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Sands Capital		Touchstone
International	Mid Cap	Emerging	Touchstone	Sustainability
Value	Growth	Markets	Small Cap	and Impact
Fund	Fund	Growth Fund	Growth Fund	Equity Fund

$440,565	$4,756,916	$2,331,516	$1,065,204	$3,599,710
—	—	—	—	—
3,302	1,527	11,216	70,326	27,299
443,867	4,758,443	2,342,732	1,135,530	3,627,009

112,861	2,628,226	2,098,170	1,788,178	1,207,999
16,365	518,454	264,552	261,485	239,843
1,126	1,126	1,126	1,126	1,126
14,691	8,403	80,796	7,481	13,849
18,437	22,936	31,730	17,160	26,793
5,269	150,620	—	25,351	80,867
215	70,394	—	10,721	28,929
2,973	181,609	55,584	199,586	56,881
26	8,078	30,743	1,576	8,990
3,232	26,005	13,856	7,103	27,042
5,248	9,058	—	9,274	9,686
4,683	8,671	—	9,038	8,445
5,338	13,204	14,224	46,055	11,200
3,415	11,504	9,262	8,093	8,344
—	—	—	—	—
3,119	10,805	—	4,945	9,276
2,695	8,934	—	3,807	5,216
2,722	25,558	5,627	50,020	6,524
2,673	3,027	6,286	2,857	2,724
4,499	289,647	—	37,965	153,683
1,172	501,020	—	53,567	220,014
7,836	7,840	7,838	7,839	7,838
12,780	15,007	11,178	11,122	13,277
231,375	4,520,126	2,630,972	2,564,349	2,148,546
(110,317)	(2,019)	(30,914)	(341,530)	(154,296)
121,058	4,518,107	2,600,058	2,222,819	1,994,250
322,809	240,336	(257,326)	(1,087,289)	1,632,759

(6,305)	32,342,523	6,609,582	9,027,098	3,185,171
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
3,991	—	(57,648)	—	11,194
2,185,413	33,051,482	46,612,211	12,369,726	31,214,640
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
2,315	—	(17,314)	—	9,135
2,185,414	65,394,005	53,146,831	21,396,824	34,420,140
$2,508,223	$65,634,341	$52,889,505	$20,309,535	$36,052,899
$39,038	$17,492	$160,444	$—	$232,284

$—	$—	$(1,205,646)	$—	$—

37

Statements of Changes in Net Assets

	Touchstone
	Flexible Income
	Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2017	Year Ended
	(Unaudited)	March 31, 2017
From Operations
Net investment income (loss)	$9,900,086	$19,283,397
Net realized gains (losses) on investments, futures contracts, written options, swap agreements, securities shold short, forward foreign currency contracts and foreign currency transactions	4,730,202	(2,060,369)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, written options, forward foreign currency contracts and foreign currency transactions	10,086,856	7,106,360
Change in Net Assets from Operations	24,717,144	24,329,388

Distributions to Shareholders from:
Net investment income, Class A	(656,767)	(1,561,926)
Net investment income, Class C	(471,866)	(1,072,545)
Net investment income, Class Y	(7,014,219)	(13,277,757)
Net investment income, Institutional Class	(1,428,746)	(2,785,703)
Net realized gains, Class A	—	—
Net realized gains, Class C	—	—
Net realized gains, Class Y	—	—
Net realized gains, Institutional Class	—	—
Total Distributions	(9,571,598)	(18,697,931)

Net Increase (Decrease) from Share Transactions (A)	69,720,698	124,129,348

Total Increase (Decrease) in Net Assets	84,866,244	129,760,805

Net Assets
Beginning of period	673,220,321	543,459,516
End of period	$758,086,565	$673,220,321
Accumulated Net Investment Income	$1,252,555	$924,067

(A) For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 42 to 44.

(B) Represents the period from commencement of operations (April 1, 2016) through March 31, 2017.

See accompanying Notes to Financial Statements.

38

Statements of Changes in Net Assets (Continued)

		Touchstone		Touchstone		Touchstone
Touchstone		Growth Opportunities		International Growth		International
Focused Fund		Fund		Fund		Value Fund
For the		For the		For the		For the
Six Months		Six Months		Six Months		Six Months
Ended		Ended		Ended	For the	Ended
September 30,	For the	September 30,	For the	September 30,	Year Ended	September 30,	For the
2017	Year Ended	2017	Year Ended	2017	March 31,	2017	Year Ended
(Unaudited)	March 31, 2017	(Unaudited)	March 31, 2017	(Unaudited)	2017(B)	(Unaudited)	March 31, 2017

$3,439,873	$8,041,618	$154,834	$639,004	$84,380	$90,634	$322,809	$682,656

104,684,293	50,402,184	12,636,399	14,884,304	168,762	(245,110)	(2,314)	(4,061,696)

(46,659,165)	138,441,540	14,433,877	18,567,633	1,632,670	841,587	2,187,728	5,694,712
61,465,001	196,885,342	27,225,110	34,090,941	1,885,812	687,111	2,508,223	2,315,672

—	(1,516,379)	—	—	—	(6)	(53,874)	(414,991)
—	(153,587)	—	—	—	—	(2,979)	(13,916)
—	(5,279,020)	—	(48,495)	—	(12)	(54,304)	(457,565)
—	(274,970)	—	(272,809)	—	(53,990)	(264,090)	(1,942,357)
—	(3,669,437)	—	(1,283,090)	—	—	—	—
—	(489,201)	—	(371,428)	—	—	—	—
—	(7,917,486)	—	(1,725,793)	—	—	—	—
—	(369,490)	—	(4,752,178)	—	—	—	—
—	(19,669,570)	—	(8,453,793)	—	(54,008)	(375,247)	(2,828,829)

(337,770,482)	(34,526,581)	98,168	(90,925,031)	1,919,008	11,286,421	(42,101)	(20,565,880)

(276,305,481)	142,689,191	27,323,278	(65,287,883)	3,804,820	11,919,524	2,090,875	(21,079,037)

1,495,189,819	1,352,500,628	244,586,354	309,874,237	11,919,524	—	22,067,580	43,146,617
$1,218,884,338	$1,495,189,819	$271,909,632	$244,586,354	15,724,344	$11,919,524	$24,158,455	$22,067,580
$10,708,499	$7,268,626	$154,834	$—	$121,006	$36,626	$110,028	$162,466

39

Statements of Changes in Net Assets (Continued)

	Touchstone
	Mid Cap
	Growth Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2017	Year Ended
	(Unaudited)	March 31, 2017
From Operations
Net investment income (loss)	$240,336	$(1,849,028)
Net realized gains (losses) on investments and foreign currency transactions	32,342,523	87,109,885
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	33,051,482	9,617,026
Change in Net Assets from Operations	65,634,341	94,877,883

Distributions to Shareholders from:
Net investment income, Class A	—	—
Net investment income, Class C	—	—
Net investment income, Class Y	—	—
Net investment income, Institutional Class	—	—
Net realized gains, Class A	—	(5,709,545)
Net realized gains, Class B	—	(11,306)
Net realized gains, Class C	—	(4,186,541)
Net realized gains, Class Y	—	(8,474,706)
Net realized gains, Institutional Class	—	(1,018,216)
Total Distributions	—	(19,400,314)

Net Increase (Decrease) from Share Transactions(A)	(38,089,418)	(167,892,838)

Total Increase (Decrease) in Net Assets	27,544,923	(92,415,269)

Net Assets
Beginning of period	694,636,186	787,051,455
End of period	$722,181,109	$694,636,186
Accumulated Net Investment Income (Loss)	$(626,431)	$(866,767)

(A) For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 44 to 46.

See accompanying Notes to Financial Statements.

40

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Sands Capital Emerging		Small Cap		Sustainability and Impact
Markets Growth Fund		Growth Fund		Equity Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended		Ended		Ended
September 30,	For the	September 30,	For the	September 30,	For the
2017	Year Ended	2017	Year Ended	2017	Year Ended
(Unaudited)	March 31, 2017	(Unaudited)	March 31, 2017	(Unaudited)	March 31, 2017

$(257,326)	$(948,935)	$(1,087,289)	$(2,651,106)	$1,632,759	$2,222,227
6,551,934	(4,895,839)	9,027,098	(25,827,977)	3,196,365	2,720,054
46,594,897	34,827,193	12,369,726	54,388,132	31,223,775	32,511,636
52,889,505	28,982,419	20,309,535	25,909,049	36,052,899	37,453,917

—	—	—	—	—	(653,990)
—	—	—	—	—	(28,717)
—	—	—	—	—	(734,641)
—	—	—	—	—	(155,934)
—	—	—	(209,932)	—	—
—	—	—	—	—	—
—	—	—	(82,596)	—	—
—	—	—	(1,589,859)	—	—
—	—	—	(90,861)	—	—
—	—	—	(1,973,248)	—	(1,573,282)

97,022,930	97,379,901	(144,221,130)	(192,771,204)	16,255,165	(972,460)

149,912,435	126,362,320	(123,911,595)	(168,835,403)	52,308,064	34,908,175

285,869,059	159,506,739	429,364,134	598,199,537	303,586,524	268,678,349
$435,781,494	$285,869,059	$305,452,539	$429,364,134	$355,894,588	$303,586,524
$(567,436)	$(310,110)	$(1,549,786)	$(462,497)	$2,310,811	$678,052

41

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone				Touchstone
	Flexible Income Fund				Focused Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	September 30, 2017		Ended		September 30, 2017		Ended
	(Unaudited)		March 31, 2017		(Unaudited)		March 31, 2017
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,230,159	$13,425,088	3,173,567	$34,165,603	4,970,954	$205,483,294	2,103,482	$81,569,477
Reinvestment of distributions	45,658	498,754	114,811	1,232,128	—	—	116,086	4,706,363
Cost of Shares redeemed	(1,215,219)	(13,290,282)	(4,116,327)	(44,045,496)	(11,142,416)	(461,559,811)	(3,017,249)	(118,313,282)
Change from Class A Share Transactions	60,598	633,560	(827,949)	(8,647,765)	(6,171,462)	(256,076,517)	(797,681)	(32,037,442)
Class C
Proceeds from Shares issued	456,545	4,922,615	2,160,399	22,964,877	46,557	1,897,766	482,137	17,925,651
Reinvestment of distributions	37,376	402,843	84,701	896,553	—	—	12,653	494,586
Cost of Shares redeemed	(873,712)	(9,402,798)	(1,355,234)	(14,316,266)	(300,073)	(12,226,475)	(394,700)	(15,062,303)
Change from Class C Share Transactions	(379,791)	(4,077,340)	889,866	9,545,164	(253,516)	(10,328,709)	100,090	3,357,934
Class Y
Proceeds from Shares issued	13,518,173	148,176,265	25,265,156	272,373,506	872,747	37,795,304	4,259,573	168,900,525
Reinvestment of distributions	414,292	4,541,563	714,239	7,685,777	—	—	299,050	12,330,960
Cost of Shares redeemed	(6,509,105)	(71,314,530)	(16,586,849)	(177,812,998)	(2,086,080)	(90,085,719)	(4,362,807)	(173,810,089)
Change from Class Y Share Transactions	7,423,360	81,403,298	9,392,546	102,246,285	(1,213,333)	(52,290,415)	195,816	7,421,396
Institutional Class
Proceeds from Shares issued	1,026,563	11,228,943	5,579,839	59,878,292	180,897	7,863,466	318,160	12,296,441
Reinvestment of distributions	80,377	880,269	147,977	1,589,985	—	—	15,172	628,198
Cost of Shares redeemed	(1,863,694)	(20,348,032)	(3,747,004)	(40,482,613)	(630,464)	(26,938,307)	(660,073)	(26,193,108)
Change from Institutional Class Share Transactions	(756,754)	(8,238,820)	1,980,812	20,985,664	(449,567)	(19,074,841)	(326,741)	(13,268,469)

Change from Share Transactions	6,347,413	$69,720,698	11,435,275	$124,129,348	(8,087,878)	$(337,770,482)	(828,516)	$(34,526,581)

(A) Represents the period from commencement of operations (April 1, 2016) through March 31, 2017.

See accompanying Notes to Financial Statements.

42

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Growth				Touchstone International
Opportunities Fund				Growth Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
September 30, 2017		Ended		September 30, 2017		Ended
(Unaudited)		March 31, 2017		(Unaudited)		March 31, 2017 (A)
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

16,896	$533,396	117,538	$3,393,344	2,811	$33,426	3,590	$38,009
—	—	42,553	1,194,474	—	—	1	6
(126,992)	(4,105,239)	(277,080)	(7,824,211)	—	—	—	—
(110,096)	(3,571,843)	(116,989)	(3,236,393)	2,811	33,426	3,591	38,015

5,857	159,518	15,540	374,733	2,631	32,597	250	2,500
—	—	13,561	323,436	—	—	—	—
(35,187)	(951,021)	(190,408)	(4,593,968)	—	—	—	—
(29,330)	(791,503)	(161,307)	(3,895,799)	2,631	32,597	250	2,500

33,065	1,083,987	199,492	5,718,823	—	—	345	3,500
—	—	59,054	1,694,188	—	—	1	11
(111,486)	(3,640,292)	(1,730,099)	(49,539,781)	—	—	—	—
(78,421)	(2,556,305)	(1,471,553)	(42,126,770)	—	—	346	3,511

455,349	14,820,208	739,765	21,407,544	232,108	2,740,020	1,447,175	14,754,377
—	—	173,177	5,016,254	—	—	5,421	53,990
(237,911)	(7,802,389)	(2,357,174)	(68,089,867)	(76,867)	(887,035)	(352,628)	(3,565,972)
217,438	7,017,819	(1,444,232)	(41,666,069)	155,241	1,852,985	1,099,968	11,242,395

(409)	$98,168	(3,194,081)	$(90,925,031)	160,683	$1,919,008	1,104,155	$11,286,421

43

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone International				Touchstone Mid Cap
	Value Fund				Growth Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	September 30, 2017		Ended		September 30, 2017		Ended
	(Unaudited)		March 31, 2017		(Unaudited)		March 31, 2017
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	9,106	$66,625	10,152	$72,509	912,397	$24,858,000	1,497,124	$36,450,213
Reinvestment of distributions	6,308	48,767	55,117	378,173	—	—	220,840	5,417,207
Cost of Shares redeemed	(47,409)	(356,829)	(74,778)	(546,556)	(1,606,838)	(43,925,795)	(2,734,825)	(66,511,120)
Change from Class A Share Transactions	(31,995)	(241,437)	(9,509)	(95,874)	(694,441)	(19,067,795)	(1,016,861)	(24,643,700)
Class B(A)
Proceeds from Shares issued	—	—	—	—	—	—	108	1,827
Reinvestment of distributions	—	—	—	—	—	—	491	8,558
Cost of Shares redeemed	—	—	—	—	—	—	(68,421)	(1,190,153)
Change from Class B Share Transactions	—	—	—	—	—	—	(67,822)	(1,179,768)
Class C
Proceeds from Shares issued	726	4,993	17,629	114,215	108,292	2,033,261	232,818	3,960,601
Reinvestment of distributions	387	2,771	1,826	11,725	—	—	189,293	3,202,841
Cost of Shares redeemed	(2,057)	(14,283)	(3,250)	(22,143)	(1,649,713)	(30,706,076)	(1,907,512)	(32,461,461)
Change from Class C Share Transactions	(944)	(6,519)	16,205	103,797	(1,541,421)	(28,672,815)	(1,485,401)	(25,298,019)
Class Y
Proceeds from Shares issued/	32,518	244,359	39,383	286,761	2,564,080	71,765,856	4,398,245	111,297,135
Reinvestment of distributions	3,927	30,410	36,361	250,337	—	—	317,429	8,018,203
Cost of Shares redeemed	(90,622)	(672,937)	(205,148)	(1,515,781)	(2,304,460)	(64,487,798)	(7,573,840)	(190,634,337)
Change from Class Y Share Transactions	(54,177)	(398,168)	(129,404)	(978,683)	259,620	7,278,058	(2,858,166)	(71,318,999)
Institutional Class
Proceeds from Shares issued	285,951	2,201,322	114,412	842,904	220,070	6,248,689	313,502	7,980,744
Reinvestment of distributions	34,357	264,090	284,299	1,942,357	—	—	39,334	1,000,658
Cost of Shares redeemed	(249,874)	(1,861,389)	(3,060,005)	(22,380,381)	(137,290)	(3,875,555)	(2,203,846)	(54,433,754)
Change from Institutional Class Share Transactions	70,434	604,023	(2,661,294)	(19,595,120)	82,780	2,373,134	(1,851,010)	(45,452,352)

Change from Share Transactions	(16,682)	$(42,101)	(2,784,002)	$(20,565,880)	(1,893,462)	$(38,089,418)	(7,279,260)	$(167,892,838)

(A)Class B shares automatically convert to Class A shares after 8 years from the initial purchase. The conversion occurs in the month following the 8-year anniversary. During the year ended March 31, 2017, all Class B shares were converted to Class A shares as they reached their 8-year anniversary and are shown as share redemptions for Class B shares above.

See accompanying Notes to Financial Statements.

44

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Sands Capital				Touchstone Small Cap
Emerging Markets Growth Fund				Growth Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
September 30, 2017		Ended		September 30, 2017		Ended
(Unaudited)		March 31, 2017		(Unaudited)		March 31, 2017
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

—	$—	—	$—	601,468	$3,158,618	3,614,218	$18,626,271
—	—	—	—	—	—	36,189	192,888
—	—	—	—	(5,087,536)	(26,572,992)	(4,946,989)	(25,080,223)
—	—	—	—	(4,486,068)	(23,414,374)	(1,296,582)	(6,261,064)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	26,530	115,059	487,377	2,069,131
—	—	—	—	—	—	15,604	68,655
—	—	—	—	(855,477)	(3,725,618)	(2,051,056)	(8,714,326)
—	—	—	—	(828,947)	(3,610,559)	(1,548,075)	(6,576,540)

3,444,313	41,361,339	5,971,278	60,060,093	13,384,440	78,540,016	35,362,616	202,195,473
—	—	—	—	—	—	210,558	1,250,703
(916,042)	(11,120,536)	(2,485,972)	(24,267,752)	(33,323,933)	(196,644,447)	(66,031,347)	(374,886,480)
2,528,271	30,240,803	3,485,306	35,792,341	(19,939,493)	(118,104,431)	(30,458,173)	(171,440,304)

8,196,477	97,110,592	9,707,380	96,179,684	1,247,569	7,341,897	1,293,710	7,420,009
—	—	—	—	—	—	10,078	60,366
(2,560,175)	(30,328,465)	(3,479,384)	(34,592,124)	(1,084,668)	(6,433,663)	(2,755,432)	(15,973,671)
5,636,302	66,782,127	6,227,996	61,587,560	162,901	908,234	(1,451,644)	(8,493,296)

8,164,573	$97,022,930	9,713,302	$97,379,901	(25,091,607)	$(144,221,130)	(34,754,474)	$(192,771,204)

45

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Sustainability
	and Impact Equity Fund
	For the Six Months
	Ended		For the Year
	September 30, 2017		Ended
	(Unaudited)		March 31, 2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	585,097	$13,328,492	345,879	$6,944,695
Reinvestment of distributions	—	—	29,039	585,151
Cost of Shares redeemed	(481,548)	(11,035,523)	(2,355,115)	(47,349,366)
Change from Class A Share Transactions	103,549	2,292,969	(1,980,197)	(39,819,520)
Class B(A)
Cost of Shares redeemed	—	—	(27,123)	(470,493)
Change from Class B Share Transactions	—	—	(27,123)	(470,493)
Class C
Proceeds from Shares issued	144,973	2,914,572	149,007	2,569,234
Reinvestment of distributions	—	—	1,120	19,562
Cost of Shares redeemed	(738,927)	(14,584,980)	(996,552)	(17,254,366)
Change from Class C Share Transactions	(593,954)	(11,670,408)	(846,425)	(14,665,570)
Class Y
Proceeds from Shares issued	1,560,344	36,857,664	3,242,442	66,535,198
Reinvestment of distributions	—	—	31,446	650,605
Cost of Shares redeemed	(716,975)	(16,880,119)	(1,642,723)	(33,852,465)
Change from Class Y Share Transactions	843,369	19,977,545	1,631,165	33,333,338
Institutional Class
Proceeds from Shares issued	267,392	6,456,798	1,064,008	22,131,021
Reinvestment of distributions	—	—	7,533	155,934
Cost of Shares redeemed	(32,901)	(801,739)	(81,168)	(1,637,170)
Change from Institutional Class Share Transactions	234,491	5,655,059	990,373	20,649,785

Change from Share Transactions	587,455	$16,255,165	(232,207)	$(972,460)

(A)Class B shares automatically convert to Class A shares after 8 years from the initial purchase. The conversion occurs in the month following the 8-year anniversary. During the year ended March 31, 2017, all Class B shares were converted to Class A shares as they reached their 8-year anniversary and are shown as share redemptions for Class B shares above.

See accompanying Notes to Financial Statements.

46

Financial Highlights

Touchstone Flexible Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September	Eight Months
30,	Ended	Year Ended
2017	Year Ended March 31,	March 31,	July 31,
(Unaudited)	2017	2016	2015	2014	2013(A)	2012
Net asset value at beginning of period	$10.71	$10.58	$10.67	$10.60	$10.94	$10.76	$10.47
Income (loss) from investment operations:
Net investment income	0.15	0.30	0.32	0.43	0.51	0.35	(B)	0.49	(C)
Net realized and unrealized gains (losses) on investments	0.23	0.11	(0.10)	0.11	(0.37)	0.16	0.31
Total from investment operations	0.38	0.41	0.22	0.54	0.14	0.51	0.80
Distributions from:
Net investment income	(0.14)	(0.28)	(0.31)	(0.47)	(0.48)	(0.33)	(0.51)
Net asset value at end of period	$10.95	$10.71	$10.58	$10.67	$10.60	$10.94	$10.76
Total return(D)	3.52	%(E)	3.93%	2.13%	5.22%	1.45%	4.77	%(E)	7.86%
Ratios and supplemental data:
Net assets at end of period (000's)	$51,314	$49,544	$57,671	$32,695	$25,928	$41,301	$49,458
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	1.09	%(F)(G)	1.10	%(G)	1.09%	1.09%	0.98%	0.94	%(F)	0.95%
Gross expenses (including dividend and interest expense on securities sold short)	1.26	%(F)(H)	1.30	%(H)	1.32%	1.35%	1.35%	1.37	%(F)	1.60%
Net investment income	2.58	%(F)	2.74%	3.19%	3.95%	4.82%	4.76	%(B)(F)	4.65%
Portfolio turnover rate	50	%(E)	127%	122%	102%	44%	41	%(E)	47%

(A)	The Fund changed its fiscal year end from July 31 to March 31.

(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, Class A net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.

(C)	The net investment income per share is based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

(G)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.09% and 1.09% for the six months ended September 30, 2017 and year ended March 31, 2017, respectively.

(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.26% and 1.29% for the six months ended September 30, 2017 and year ended March 31, 2017, respectively.

See accompanying Notes to Financial Statements.

47

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September	Eight Months
30,	Ended	Year Ended
2017	Year Ended March 31,	March 31,	July 31,
(Unaudited)	2017	2016	2015	2014	2013(A)	2012
Net asset value at beginning of period	$10.57	$10.44	$10.54	$10.47	$10.82	$10.65	$10.36
Income (loss) from investment operations:
Net investment income	0.09	0.20	0.26	0.34	0.43	0.29	(B)	0.40	(C)
Net realized and unrealized gains (losses) on investments	0.24	0.13	(0.12)	0.12	(0.37)	0.15	0.32
Total from investment operations	0.33	0.33	0.14	0.46	0.06	0.44	0.72
Distributions from:
Net investment income	(0.09)	(0.20)	(0.24)	(0.39)	(0.41)	(0.27)	(0.43)
Net asset value at end of period	$10.81	$10.57	$10.44	$10.54	$10.47	$10.82	$10.65
Total return(D)	3.17	%(E)	3.22%	1.32%	4.52%	0.61%	4.20	%(E)	7.16%
Ratios and supplemental data:
Net assets at end of period (000's)	$52,161	$55,043	$45,079	$25,853	$21,043	$26,087	$25,115
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	1.84	%(F)(G)	1.85	%(G)	1.84%	1.84%	1.74%	1.69	%(F)	1.70%
Gross expenses (including dividend and interest expense on securities sold short)	1.98	%(F)(H)	2.00	%(H)	2.05%	2.10%	2.09%	2.16	%(F)	2.35%
Net investment income	1.83	%(F)	1.99%	2.44%	3.20%	4.07%	4.01	%(B)(F)	3.82%
Portfolio turnover rate	50	%(E)	127%	122%	102%	44%	41	%(E)	47%

(A)	The Fund changed its fiscal year end from July 31 to March 31.

(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.

(C)	The net investment income per share is based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.

(F)	Annualized.

(G)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class C is 1.84% and 1.84% for the six months ended September 30, 2017 and year ended March 31, 2017, respectively.

(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class C is 1.98% and 1.99% for the six months ended September 30, 2017 and year ended March 31, 2017, respectively.

See accompanying Notes to Financial Statements.

48

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Ended
September	Eight Months
30,	Ended	Year Ended
2017	Year Ended March 31,	March 31,	July 31,
(Unaudited)	2017	2016	2015	2014	2013(A)(B)	2012
Net asset value at beginning of period	$10.75	$10.61	$10.70	$10.62	$10.97	$10.79	$10.49
Income (loss) from investment operations:
Net investment income	0.15	0.32	0.36	0.46	0.54	0.37	(C)	0.50	(D)
Net realized and unrealized gains (losses) on investments	0.24	0.13	(0.11)	0.12	(0.38)	0.16	0.33
Total from investment operations	0.39	0.45	0.25	0.58	0.16	0.53	0.83
Distributions from:
Net investment income	(0.15)	(0.31)	(0.34)	(0.50)	(0.51)	(0.35)	(0.53)
Net asset value at end of period	$10.99	$10.75	$10.61	$10.70	$10.62	$10.97	$10.79
Total return	3.63	%(E)	4.28%	2.38%	5.58%	1.63%	4.96	%(E)	8.21%
Ratios and supplemental data:
Net assets at end of period (000's)	$555,946	$464,002	$358,423	$238,081	$151,652	$199,293	$200,325
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	0.84	%(F)(G)	0.85	%(G)	0.84%	0.84%	0.71%	0.64	%(F)	0.70%
Gross expenses (including dividend and interest expense on securities sold short)	0.97	%(F)(H)	1.00	%(H)	1.05%	1.01%	1.00%	1.05	%(F)	1.35%
Net investment income	2.83	%(F)	2.99%	3.44%	4.21%	5.10%	5.06	%(C)(F)	4.80%
Portfolio turnover rate	50	%(E)	127%	122%	102%	44%	41	%(E)	47%

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.

(B)	The Fund changed its fiscal year end from July 31 to March 31.

(C)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.

(D)	The net investment income per share is based on average shares outstanding for the period.
(E)	Not annualized.

(F)	Annualized.

(G)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 0.84% and 0.84% for the six months ended September 30, 2017 and year ended March 31, 2017, respectively.

(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 0.97% and 0.99% for the six months ended September 30, 2017 and year ended March 31, 2017, respectively.

See accompanying Notes to Financial Statements.

49

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,							Period Ended
	2017		Year Ended March 31,					March 31,
	(Unaudited)		2017		2016	2015	2014	2013(A)
Net asset value at beginning of period	$10.74		$10.60		$10.69	$10.62	$10.96	$10.86
Income (loss) from investment operations:
Net investment income	0.16		0.33		0.36	0.46	0.54	0.30	(B)
Net realized and unrealized gains (losses) on investments	0.23		0.13		(0.10)	0.12	(0.36)	0.12
Total from investment operations	0.39		0.46		0.26	0.58	0.18	0.42
Distributions from:
Net investment income	(0.15)		(0.32)		(0.35)	(0.51)	(0.52)	(0.32)
Net asset value at end of period	$10.98		$10.74		$10.60	$10.69	$10.62	$10.96
Total return	3.68	%(C)	4.28%		2.57%	5.58%	1.81%	3.93	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$98,666		$104,631		$82,286	$44,732	$41,361	$20,589
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	0.74	%(D)(E)	0.75	%(E)	0.74%	0.74%	0.65%	0.59	%(D)
Gross expenses (including dividend and interest expense on securities sold short)	0.90	%(D)(F)	0.92	%(F)	0.94%	0.95%	0.95%	1.03	%(D)
Net investment income	2.93	%(D)	3.09%		3.54%	4.30%	5.16%	5.11	%(B)(D)
Portfolio turnover rate	50	%(C)	127%		122%	102%	44%	41	%(C)

(A)	Represents the period from commencement of operations (September 10, 2012) through March 31, 2013.

(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Institutional Class net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.

(C)	Not annualized.

(D)	Annualized.

(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Institutional Class is 0.74% and 0.74% for the six months ended September 30, 2017 and year ended March 31, 2017, respectively.

(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for institutional Class is 0.90% and 0.91% for the six months ended September 30, 2017 and year ended March 31, 2017, respectively.

See accompanying Notes to Financial Statements.

50

Financial Highlights (Continued)

Touchstone Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30, 2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value at beginning of period	$41.47		$36.68	$37.19	$34.87	$27.55		$23.63
Income from investment operations:
Net investment income(A)	0.08		0.15	0.16	0.20	0.11		0.16
Net realized and unrealized gains on investments	2.02		5.12	0.38	2.23	7.46		3.79	(B)
Total from investment operations	2.10		5.27	0.54	2.43	7.57		3.95
Distributions from:
Net investment income	—		(0.14)	(0.20)	(0.11)	(0.25)		(0.03)
Realized capital gains	—		(0.34)	(0.85)	—	—		—
Total distributions	—		(0.48)	(1.05)	(0.11)	(0.25)		(0.03)
Net asset value at end of period	$43.57		$41.47	$36.68	$37.19	$34.87		$27.55
Total return(C)	5.07	%(D)	14.45%	1.47%	6.99%	27.67%		16.75	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$178,052		$425,366	$405,458	$297,072	$233,841		$8,497
Ratio to average net assets:
Net expenses	1.20	%(E)	1.20%	1.20%	1.20%	1.20%		1.20%
Gross expenses	1.29	%(E)	1.28%	1.31%	1.37%	1.46%		1.90%
Net investment income	0.36	%(E)	0.39%	0.43%	0.57%	0.35%		0.66%
Portfolio turnover rate	4	%(D)(F)	20%	28%	33%	27	%(G)	189%

Touchstone Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September							Period Ended
	30, 2017		Year Ended March 31,					March 31,
	(Unaudited)		2017	2016	2015	2014		2013(H)
Net asset value at beginning of period	$39.90		$35.54	$36.34	$34.32	$27.33		$22.61
Income (loss) from investment operations:
Net investment loss(A)	(0.08)		(0.13)	(0.11)	(0.06)	(0.13)		(0.02)
Net realized and unrealized gains on investments	1.95		4.94	0.37	2.18	7.38		4.80	(B)
Total from investment operations	1.87		4.81	0.26	2.12	7.25		4.78
Distributions from:
Net investment income	—		(0.11)	(0.21)	(0.10)	(0.26)		(0.06)
Realized capital gains	—		(0.34)	(0.85)	—	—		—
Total distributions	—		(0.45)	(1.06)	(0.10)	(0.26)		(0.06)
Net asset value at end of period	$41.77		$39.90	$35.54	$36.34	$34.32		$27.33
Total return(C)	4.69	%(D)	13.56%	0.73%	6.18%	26.72%		21.19	%(B)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$45,700		$53,776	$44,338	$9,617	$5,626		$60
Ratio to average net assets:
Net expenses	1.95	%(E)	1.95%	1.95%	1.95%	1.95%		1.95	%(E)
Gross expenses	1.96	%(E)	1.97%	2.00%	2.09%	2.84%		258.39	%(E)
Net investment loss	(0.39	)%(E)	(0.36)%	(0.32)%	(0.18)%	(0.40)%		(0.09	)%(E)
Portfolio turnover rate	4	%(D)(F)	20%	28%	33%	27	%(G)	189%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.76% and 0.78% for Class A and Class C, respectively.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(H)	Represents the period from commencement of operations (April 16, 2012) through March 31, 2013.

See accompanying Notes to Financial Statements.

51

Financial Highlights (Continued)

Touchstone Focused Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30, 2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value at beginning of period	$42.21		$37.29	$37.76	$35.34	$27.86		$23.85
Income from investment operations:
Net investment income(A)	0.14		0.27	0.26	0.31	0.19		0.22
Net realized and unrealized gains on investments	2.06		5.22	0.39	2.26	7.54		3.84	(B)
Total from investment operations	2.20		5.49	0.65	2.57	7.73		4.06
Distributions from:	—		(0.23)	(0.27)	(0.15)	(0.25)		(0.05)
Net investment income
Realized capital gains	—		(0.34)	(0.85)	—	—		—
Total distributions	—		(0.57)	(1.12)	(0.15)	(0.25)		(0.05)
Net asset value at end of period	$44.41		$42.21	$37.29	$37.76	$35.34		$27.86
Total return	5.21	%(C)	14.77%	1.75%	7.29%	27.95%		17.07	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$971,623		$974,660	$853,900	$756,579	$736,023		$578,006
Ratio to average net assets:	0.92	%(D)	0.92%	0.93%	0.92%	0.94%		0.95%
Net expenses
Gross expenses	0.92	%(D)	0.92%	0.94%	0.97%	1.02%		1.05%
Net investment income	0.64	%(D)	0.68%	0.70%	0.85%	0.61%		0.91%
Portfolio turnover rate	4	%(C)(E)	20%	28%	33%	27	%(F)	189%

Touchstone Focused Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30, 2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value at beginning of period	$42.38		$37.45	$37.91	$35.47	$27.96		$23.91
Income from investment operations:
Net investment income(A)	0.16		0.30	0.31	0.35	0.24		0.25
Net realized and unrealized gains on investments	2.07		5.24	0.39	2.28	7.57		3.86	(B)
Total from investment operations	2.23		5.54	0.70	2.63	7.81		4.11
Distributions from:
Net investment income	—		(0.27)	(0.31)	(0.19)	(0.30)		(0.06)
Realized capital gains	—		(0.34)	(0.85)	—	—		—
Total distributions	—		(0.61)	(1.16)	(0.19)	(0.30)		(0.06)
Net asset value at end of period	$44.61		$42.38	$37.45	$37.91	$35.47		$27.96
Total return	5.26	%(C)	14.84%	1.89%	7.40%	28.19%		17.24	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,510		$41,389	$48,805	$51,765	$30,446		$589
Ratio to average net assets:
Net expenses	0.83	%(D)	0.83%	0.82%	0.80%	0.80%		0.80%
Gross expenses	0.92	%(D)	0.88%	0.90%	0.88%	1.00%		1.16%
Net investment income	0.73	%(D)	0.76%	0.81%	0.97%	0.75%		1.06%
Portfolio turnover rate	4	%(C)(E)	20%	28%	33%	27	%(F)	189%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.76% and 0.75% for Class Y and Institutional Class, respectively.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

52

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30, 2017		Year Ended March 31,
	(Unaudited)		2017		2016	2015	2014	2013
Net asset value at beginning of period	$30.20		$27.35		$33.29	$32.61	$27.05	$25.64
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(—	)(A)	(0.08)	(0.15)	0.01	(0.01)
Net realized and unrealized gains (losses) on investments	3.31		3.86		(2.90)	4.82	6.91	3.35
Total from investment operations	3.29		3.86		(2.98)	4.67	6.92	3.34
Distributions from:
Realized capital gains	—		(1.01)		(2.96)	(3.99)	(1.36)	(1.93)
Net asset value at end of period	$33.49		$30.20		$27.35	$33.29	$32.61	$27.05
Total return(B)	10.90	%(C)	14.38%		(9.12)%	14.99%	25.84%	14.08%
Ratios and supplemental data:
Net assets at end of period (000's)	$39,291		$38,752		$38,297	$49,162	$47,552	$74,588
Ratio to average net assets:
Net expenses	1.24	%(D)	1.24%		1.24%	1.24%	1.22%	1.22%
Gross expenses	1.38	%(D)	1.39%		1.38%	1.40%	1.43%	1.37%
Net investment income (loss)	(0.12	)%(D)	(0.01)%		(0.24)%	(0.47)%	0.09%	(0.06)%
Portfolio turnover rate	41	%(C)	90%		137%	87%	79%	95	%(E)

Touchstone Growth Opportunities Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30, 2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$25.60		$23.51	$29.27	$29.32	$24.62	$23.68
Income (loss) from investment operations:
Net investment loss	(0.12)		(0.23)	(0.24)	(0.33)	(0.18)	(0.17)
Net realized and unrealized gains (losses) on investments	2.81		3.33	(2.56)	4.27	6.24	3.04
Total from investment operations	2.69		3.10	(2.80)	3.94	6.06	2.87
Distributions from:
Realized capital gains	—		(1.01)	(2.96)	(3.99)	(1.36)	(1.93)
Net asset value at end of period	$28.29		$25.60	$23.51	$29.27	$29.32	$24.62
Total return(B)	10.51	%(C)	13.49%	(9.78)%	14.11%	24.92%	13.24%
Ratios and supplemental data:
Net assets at end of period (000's)	$8,644		$8,574	$11,665	$13,813	$12,498	$10,375
Ratio to average net assets:
Net expenses	1.99	%(D)	1.99%	1.99%	1.99%	1.97%	1.97%
Gross expenses	2.31	%(D)	2.26%	2.20%	2.21%	2.25%	2.37%
Net investment loss	(0.87	)%(D)	(0.76)%	(0.99)%	(1.22)%	(0.66)%	(0.81)%
Portfolio turnover rate	41	%(C)	90%	137%	87%	79%	95	%(E)

(A)	Less than $(0.005) per share.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Fifth Third Mid Cap Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

53

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September
30, 2017	Year Ended March 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$30.87	$27.90	$33.81	$32.97	$27.27	$25.80
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.10	—	(A)	(0.06)	0.11	0.03
Net realized and unrealized gains (losses) on investments	3.39	3.91	(2.95)	4.90	6.96	3.40
Total from investment operations	3.41	4.01	(2.95)	4.84	7.07	3.43
Distributions from:
Net investment income	—	(0.03)	—	(0.01)	(0.01)	(0.03)
Realized capital gains	—	(1.01)	(2.96)	(3.99)	(1.36)	(1.93)
Total distributions	—	(1.04)	(2.96)	(4.00)	(1.37)	(1.96)
Net asset value at end of period	$34.28	$30.87	$27.90	$33.81	$32.97	$27.27
Total return	11.05	%(B)	14.64%	(8.88)%	15.32%	26.23%	14.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$49,750	$47,222	$83,721	$107,295	$92,063	$35,354
Ratio to average net assets:
Net expenses	0.99	%(C)	0.99%	0.99%	0.94%	0.92%	0.96%
Gross expenses	1.08	%(C)	1.07%	1.07%	1.01%	1.03%	1.16%
Net investment income (loss)	0.13	%(C)	0.24%	0.01%	(0.17)%	0.39%	0.19%
Portfolio turnover rate	41	%(B)	90%	137%	87%	79%	95	%(D)

Touchstone Growth Opportunities Fund—Institutional Class

Selected data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30, 2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$31.16		$28.15	$34.05	$33.18	$27.42	$25.92
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.12	0.01	(0.04)	0.14	0.07
Net realized and unrealized gains (losses) on investments	3.42		3.96	(2.95)	4.92	7.01	3.41
Total from investment operations	3.46		4.08	(2.94)	4.88	7.15	3.48
Distributions from:
Net investment income	—		(0.06)	—	(0.02)	(0.03)	(0.05)
Realized capital gains	—		(1.01)	(2.96)	(3.99)	(1.36)	(1.93)
Total distributions	—		(1.07)	(2.96)	(4.01)	(1.39)	(1.98)
Net asset value at end of period	$34.62		$31.16	$28.15	$34.05	$33.18	$27.42
Total return	11.14	%(B)	14.77%	(8.79)%	15.39%	26.34%	14.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$174,224		$150,038	$176,191	$134,795	$115,769	$93,800
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%	0.89%	0.87%	0.84%	0.84%
Gross expenses	1.01	%(C)	1.00%	0.98%	0.97%	0.98%	1.00%
Net investment income (loss)	0.23	%(C)	0.34%	0.11%	(0.10)%	0.47%	0.31%
Portfolio turnover rate	41	%(B)	90%	137%	87%	79%	95	%(D)

(A)	Less than $0.005 per share.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Fifth Third Mid Cap Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

54

Financial Highlights (Continued)

Touchstone International Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,		Year Ended
	2017		March 31,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$10.80		$10.00
Income from investment operations:
Net investment income	0.03		0.02
Net realized and unrealized gains on investments	1.59		0.80
Total from investment operations	1.62		0.82
Distributions from:
Net investment income	—		(0.02)
Net asset value at end of period	$12.42		$10.80
Total return(B)	15.00	%(C)	8.26%
Ratios and supplemental data:
Net assets at end of period (000's)	$79		$39
Ratio to average net assets:
Net expenses	1.32	%(D)	1.32%
Gross expenses	18.60	%(D)	190.56%
Net investment income	0.89	%(D)	0.57%
Portfolio turnover rate	28	%(C)	63%

Touchstone International Growth Fund— Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,		Year Ended
	2017		March 31,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$10.74		$10.00
Income from investment operations:
Net investment income (loss)	0.02		(0.02)
Net realized and unrealized gains on investments	1.55		0.76
Total from investment operations	1.57		0.74
Net asset value at end of period	$12.31		$10.74
Total return(B)	14.62	%(C)	7.40%
Ratios and supplemental data:
Net assets at end of period (000's)	$35		$3
Ratio to average net assets:
Net expenses	2.07	%(D)	2.07%
Gross expenses	161.79	%(D)	291.55%
Net investment income (loss)	0.12	%(D)	(0.18)%
Portfolio turnover rate	28	%(C)	63%

(A)	Represents the period from commencement of operations (April 1, 2016) through March 31, 2017.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

55

Financial Highlights (Continued)

Touchstone International Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,		Year Ended
	2017		March 31,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$10.79		$10.00
Income from investment operations:
Net investment income	0.07		0.08
Net realized and unrealized gains on investments	1.56		0.76
Total from investment operations	1.63		0.84
Distributions from:
Net investment income	—		(0.05)
Net asset value at end of period	$12.42		$10.79
Total return	15.11	%(B)	8.39%
Ratios and supplemental data:
Net assets at end of period (000's)	$4		$4
Ratio to average net assets:
Net expenses	1.07	%(C)	1.07%
Gross expenses	192.58	%(C)	276.18%
Net investment income	1.14	%(C)	0.82%
Portfolio turnover rate	28	%(B)	63%

Touchstone International Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,		Year Ended
	2017		March 31,
	(Unaudited)		2017(A)
Net asset value at beginning of period	$10.80		$10.00
Income from investment operations:
Net investment income	0.06		0.08
Net realized and unrealized gains on investments	1.57		0.77
Total from investment operations	1.63		0.85
Distributions from:
Net investment income	—		(0.05)
Net asset value at end of period	$12.43		$10.80
Total return	15.09	%(B)	8.56%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,605		$11,874
Ratio to average net assets:
Net expenses	0.97	%(C)	0.97%
Gross expenses	1.58	%(C)	1.86%
Net investment income	1.23	%(C)	0.92%
Portfolio turnover rate	28	%(B)	63%

(A)	Represents the period from commencement of operations (April 1, 2016) through March 31, 2017.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

56

Financial Highlights (Continued)

Touchstone International Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September	Eight Months
30,	Ended	Year Ended
2017	Year Ended March 31,	March 31,	July 31,
(Unaudited)	2017	2016	2015	2014	2013(A)	2012
Net asset value at beginning of period	$7.20	$7.37	$8.41	$9.12	$7.62	$7.06	$8.42
Income (loss) from investment operations:
Net investment income	0.07	0.16	(B)	0.14	(B)	0.18	0.24	0.06	(B)	0.14	(B)
Net realized and unrealized gains (losses) on investments	0.78	0.57	(0.97)	(0.63)	1.35	0.73	(1.30)
Total from investment operations	0.85	0.73	(0.83)	(0.45)	1.59	0.79	(1.16)
Distributions from:
Net investment income	(0.12)	(0.90)	(0.21)	(0.26)	(0.09)	(0.23)	(0.20)
Net asset value at end of period	$7.93	$7.20	$7.37	$8.41	$9.12	$7.62	$7.06
Total return(C)	11.81	%(D)	10.80%	(9.97)%	(4.95)%	20.90%	11.15	%(D)	(13.67)%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,653	$3,548	$3,700	$5,280	$6,032	$6,394	$7,266
Ratio to average net assets:
Net expenses	1.34	%(E)	1.34%	1.36%	1.39%	1.37%	1.36	%(E)(F)	1.40	%(F)
Gross expenses	2.67	%(E)	2.56%	2.10%	1.97%	1.79%	2.22	%(E)	1.68%
Net investment income	2.59	%(E)	2.16%	1.78%	1.89%	2.32%	1.21	%(E)	2.00%
Portfolio turnover rate	28	%(D)	23%	38%	26%	31%	133	%(D)	121%

Touchstone International Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September	Eight Months
30,	Ended	Year Ended
2017	Year Ended March 31,	March 31,	July 31,
(Unaudited)	2017	2016	2015	2014	2013(A)	2012
Net asset value at beginning of period	$6.67	$6.83	$7.77	$8.46	$7.10	$6.59	$7.85
Income (loss) from investment operations:
Net investment income	0.05	0.09	(B)	0.08	(B)	0.07	0.15	0.02	(B)	0.08	(B)
Net realized and unrealized gains (losses) on investments	0.70	0.54	(0.90)	(0.55)	1.27	0.67	(1.21)
Total from investment operations	0.75	0.63	(0.82)	(0.48)	1.42	0.69	(1.13)
Distributions from:
Net investment income	(0.09)	(0.79)	(0.12)	(0.21)	(0.06)	(0.18)	(0.13)
Net asset value at end of period	$7.33	$6.67	$6.83	$7.77	$8.46	$7.10	$6.59
Total return(C)	11.30	%(D)	10.01%	(10.61)%	(5.72)%	20.05%	10.53	%(D)	(14.37)%
Ratios and supplemental data:
Net assets at end of period (000's)	$242	$227	$122	$233	$216	$217	$169
Ratio to average net assets:
Net expenses	2.09	%(E)	2.09%	2.11%	2.14%	2.12%	2.11	%(E)(F)	2.15	%(F)
Gross expenses	9.14	%(E)	11.75%	9.23%	8.35%	6.04%	9.33	%(E)	2.43%
Net investment income	1.84	%(E)	1.41%	1.03%	1.14%	1.57%	0.46	%(E)	1.24%
Portfolio turnover rate	28	%(D)	23%	38%	26%	31%	133	%(D)	121%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the eight months ended March 31, 2013 and 0.02% for the year ended July 31, 2012.

See accompanying Notes to Financial Statements.

57

Financial Highlights (Continued)

Touchstone International Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September	Eight Months
30,	Ended	Year Ended
2017	Year Ended March 31,	March 31,	July 31,
(Unaudited)	2017	2016	2015	2014	2013(A)(B)	2012
Net asset value at beginning of period	$7.21	$7.39	$8.41	$9.13	$7.62	$7.07	$8.44
Income (loss) from investment operations:
Net investment income	0.19	0.18	(C)	0.17	(C)	0.23	0.19	0.07	(C)	0.16	(C)
Net realized and unrealized gains (losses) on investments	0.67	0.58	(0.98)	(0.66)	1.43	0.73	(1.31)
Total from investment operations	0.86	0.76	(0.81)	(0.43)	1.62	0.80	(1.15)
Distributions from:
Net investment income	(0.13)	(0.94)	(0.21)	(0.29)	(0.11)	(0.25)	(0.22)
Net asset value at end of period	$7.94	$7.21	$7.39	$8.41	$9.13	$7.62	$7.07
Total return	11.93	%(D)	11.11%	(9.77)%	(4.72)%	21.32%	11.33	%(D)	(13.47)%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,467	$3,540	$4,583	$35,108	$43,794	$31,527	$123,607
Ratio to average net assets:
Net expenses	1.09	%(E)	1.09%	1.12%	1.09%	1.04%	1.08	%(E)(F)	1.15	%(F)
Gross expenses	2.31	%(E)	2.02%	1.56%	1.36%	1.33%	1.51	%(E)	1.43%
Net investment income	2.84	%(E)	2.41%	2.02%	2.19%	2.65%	1.49	%(E)	2.27%
Portfolio turnover rate	28	%(D)	23%	38%	26%	31%	133	%(D)	121%

Touchstone International Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September
30,	Period Ended
2017	Year Ended March 31,	March 31,
(Unaudited)	2017	2016	2015	2014	2013(G)
Net asset value at beginning of period	$7.15	$7.35	$8.42	$9.14	$7.62	$7.43
Income (loss) from investment operations:
Net investment income	0.11	0.18	(C)	0.17	(C)	0.24	0.28	0.08	(C)
Net realized and unrealized gains (losses) on investments	0.74	0.59	(0.98)	(0.66)	1.36	0.36
Total from investment operations	0.85	0.77	(0.81)	(0.42)	1.64	0.44
Distributions from:
Net investment income	(0.13)	(0.97)	(0.26)	(0.30)	(0.12)	(0.25)
Net asset value at end of period	$7.87	$7.15	$7.35	$8.42	$9.14	$7.62
Total return	11.95	%(D)	11.31%	(9.74)%	(4.66)%	21.51%	5.94	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$16,796	$14,753	$34,742	$72,607	$83,628	$88,931
Ratio to average net assets:
Net expenses	0.99	%(E)	0.99%	0.99%	0.99%	0.97%	0.96	%(E)
Gross expenses	1.74	%(E)	1.60%	1.29%	1.28%	1.29%	1.36	%(E)
Net investment income	2.94	%(E)	2.51%	2.15%	2.29%	2.72%	1.61	%(E)
Portfolio turnover rate	28	%(D)	23%	38%	26%	31%	133	%(D)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the eight months ended March 31, 2013 and 0.02% for the year ended July 31, 2012.
(G)	Represents the period from commencement of operations (September 10, 2012) through March 31, 2013.

See accompanying Notes to Financial Statements.

58

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$25.91		$23.28	$27.06	$26.50	$23.61	$22.41
Income (loss) from investment operations:
Net investment loss	(—	)(A)	(0.06)	(0.10)	(0.14)	(0.10)	(0.05)
Net realized and unrealized gains (losses) on investments	2.51		3.31	(1.62)	4.19	5.74	2.71
Total from investment operations	2.51		3.25	(1.72)	4.05	5.64	2.66
Distributions from:
Realized capital gains	—		(0.62)	(2.06)	(3.49)	(2.75)	(1.46)
Net asset value at end of period	$28.42		$25.91	$23.28	$27.06	$26.50	$23.61
Total return(B)	9.69	%(C)	14.13%	(6.34)%	16.34%	24.82%	12.73%
Ratios and supplemental data:
Net assets at end of period (000's)	$227,456		$225,381	$226,201	$267,421	$308,316	$299,834
Ratio to average net assets:
Net expenses	1.30	%(D)	1.30%	1.31%	1.34%	1.38%	1.40%
Gross expenses	1.30	%(D)	1.30%	1.31%	1.34%	1.38%	1.40%
Net investment Income (loss)	0.03	%(D)	(0.26)%	(0.42)%	(0.55)%	(0.41)%	(0.21)%
Portfolio turnover rate	41	%(C)	95%	92%	73%	79%	70%

Touchstone Mid Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$17.84		$16.33	$19.78	$20.39	$18.84	$18.31
Income (loss) from investment operations:
Net investment loss	(0.18)		(0.22)	(0.21)	(0.24)	(0.22)	(0.18)
Net realized and unrealized gains (losses) on investments	1.83		2.35	(1.18)	3.12	4.52	2.17
Total from investment operations	1.65		2.13	(1.39)	2.88	4.30	1.99
Distributions from:
Realized capital gains	—		(0.62)	(2.06)	(3.49)	(2.75)	(1.46)
Net asset value at end of period	$19.49		$17.84	$16.33	$19.78	$20.39	$18.84
Total return(B)	9.25	%(C)	13.28%	(7.02)%	15.51%	23.90%	11.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$93,577		$113,153	$127,852	$157,315	$149,927	$141,485
Ratio to average net assets:
Net expenses	2.08	%(D)	2.06%	2.06%	2.07%	2.11%	2.15%
Gross expenses	2.08	%(D)	2.06%	2.06%	2.07%	2.11%	2.15%
Net investment loss	(0.75	)%(D)	(1.02)%	(1.17)%	(1.29)%	(1.14)%	(0.95)%
Portfolio turnover rate	41	%(C)	95%	92%	73%	79%	70%

(A)	Less than $(0.005) per share.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

59

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2017		Year Ended March 31,
	(Unaudited)		2017		2016	2015	2014	2013
Net asset value at beginning of period	$26.70		$23.92		$27.71	$27.00	$23.93	$22.63
Income (loss) from investment operations:
Net investment income (loss)	0.04		(—	)(A)	(0.04)	(0.08)	(0.05)	0.01
Net realized and unrealized gains (losses) on investments	2.58		3.40		(1.65)	4.28	5.87	2.75
Total from investment operations	2.62		3.40		(1.69)	4.20	5.82	2.76
Distributions from:
Net investment income	—		—		(0.04)	—	—	—
Realized capital gains	—		(0.62)		(2.06)	(3.49)	(2.75)	(1.46)
Total distributions	—		(0.62)		(2.10)	(3.49)	(2.75)	(1.46)
Net asset value at end of period	$29.32		$26.70		$23.92	$27.71	$27.00	$23.93
Total return	9.81	%(B)	14.38%		(6.08)%	16.69%	25.17%	13.05%
Ratios and supplemental data:
Net assets at end of period (000's)	$350,107		$311,865		$347,706	$299,247	$263,578	$164,267
Ratio to average net assets:
Net expenses	1.03	%(C)	1.06%		1.05%	1.07%	1.07%	1.16%
Gross expenses	1.03	%(C)	1.06%		1.05%	1.07%	1.07%	1.16%
Net investment income (loss)	0.30	%(C)	(0.02)%		(0.16)%	(0.29)%	(0.11)%	0.04%
Portfolio turnover rate	41	%(B)	95%		92%	73%	79%	70%

Touchstone Mid Cap Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value at beginning of period	$26.90		$24.07	$27.85	$27.10	$23.99		$22.65
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.10	(0.02)	(0.03)	0.03		0.04
Net realized and unrealized gains (losses) on investments	2.61		3.35	(1.65)	4.27	5.83		2.76
Total from investment operations	2.65		3.45	(1.67)	4.24	5.86		2.80
Distributions from:
Net investment income	—		—	(0.05)	—	—		—
Realized capital gains	—		(0.62)	(2.06)	(3.49)	(2.75)		(1.46)
Total distributions	—		(0.62)	(2.11)	(3.49)	(2.75)		(1.46)
Net asset value at end of period	$29.55		$26.90	$24.07	$27.85	$27.10		$23.99
Total return	9.85	%(B)	14.50%	(5.97)%	16.73%	25.32%		13.23%
Ratios and supplemental data:
Net assets at end of period (000's)	$51,040		$44,236	$84,152	$102,420	$35,097		$38,821
Ratio to average net assets:
Net expenses	0.99	%(C)	0.99%	0.95%	0.98%	0.97%		0.98%
Gross expenses	1.00	%(C)	1.00%	0.95%	0.98%	0.97%		0.98%
Net investment income (loss)	0.34	%(C)	0.05%	(0.05)%	(0.20)%	0.00	%(D)	0.21%
Portfolio turnover rate	41	%(B)	95%	92%	73%	79%		70%

(A)	Less than $(0.005) per share.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than 0.005%.

See accompanying Notes to Financial Statements.

60

Financial Highlights (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,				Period Ended
	2017		Year Ended March 31,		March 31,
	(Unaudited)		2017	2016	2015(A)
Net asset value at beginning of period	$10.70		$9.40	$10.37	$10.00
Income (loss) from investment operations:
Net investment loss	(0.01)		(0.03)	(0.04)	(0.03)
Net realized and unrealized gains (losses) on investments	1.80		1.33	(0.93)	0.40
Total from investment operations	1.79		1.30	(0.97)	0.37
Net asset value at end of period	$12.49		$10.70	$9.40	$10.37
Total return	16.73	%(B)	13.83%	(9.35)%	3.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$152,286		$103,467	$58,106	$39,541
Ratio to average net assets:
Net expenses	1.49	%(C)	1.49%	1.49%	1.49	%(C)
Gross expenses	1.49	%(C)	1.55%	1.59%	1.68	%(C)
Net investment loss	(0.21	)%(C)	(0.49)%	(0.52)%	(0.46	)%(C)
Portfolio turnover rate	18	%(B)	49%	32%	90	%(B)

Touchstone Sands Capital Emerging Markets Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,				Period Ended
	2017		Year Ended March 31,		March 31,
	(Unaudited)		2017	2016	2015(A)
Net asset value at beginning of period	$10.73		$9.41	$10.37	$10.00
Income (loss) from investment operations:
Net investment loss	(—	)(D)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	1.79		1.35	(0.94)	0.40
Total from investment operations	1.79		1.32	(0.96)	0.37
Net asset value at end of period	$12.52		$10.73	$9.41	$10.37
Total return	16.68	%(B)	14.03%	(9.26)%	3.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$283,495		$182,402	$101,401	$32,743
Ratio to average net assets:
Net expenses	1.39	%(C)	1.39%	1.39%	1.39	%(C)
Gross expenses	1.41	%(C)	1.46%	1.51%	1.59	%(C)
Net investment loss	(0.11	)%(C)	(0.39)%	(0.42)%	(0.36	)%(C)
Portfolio turnover rate	18	%(B)	49%	32%	90	%(B)

(A)	Represents the period from commencement of operations (May 12, 2014) through March 31, 2015.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

61

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September							Eight Months
	30,							Ended		Year Ended
	2017		Year Ended March 31,					March 31,		July 31,
	(Unaudited)		2017	2016	2015	2014		2013(A)		2012
Net asset value at beginning of period	$5.23		$4.98	$5.70	$5.24	$4.84		$4.25		$4.24
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.04)	(0.04)	(0.04)	(0.01)		—	(B)(C)	(—	)(B)(C)
Net realized and unrealized gains (losses) on investments	0.39		0.32	(0.62)	0.63	1.02		0.85		0.01
Total from investment operations	0.33		0.28	(0.66)	0.59	1.01		0.85		0.01
Distributions from:
Net investment income	—		—	—	—	—		(0.02)		—
Realized capital gains	—		(0.03)	(0.06)	(0.13)	(0.61)		(0.24)		—
Total distributions	—		(0.03)	(0.06)	(0.13)	(0.61)		(0.26)		—
Net asset value at end of period	$5.56		$5.23	$4.98	$5.70	$5.24		$4.84		$4.25
Total return(D)	6.31	%(E)	5.51%	(11.68)%	11.52%	22.63%		20.93	%(E)	0.24%
Ratios and supplemental data:
Net assets at end of period (000's)	$22,171		$44,278	$48,650	$34,017	$35,303		$14,243		$15,010
Ratio to average net assets:
Net expenses	1.44	%(F)	1.44%	1.44%	1.44%	1.45%		1.60	%(F)	1.60%
Gross expenses	1.68	%(F)	1.60%	1.66%	1.69%	1.81%		2.13	%(F)	2.01%
Net investment income (loss)	(0.81	)%(F)	(0.74)%	(0.94)%	(0.71)%	(0.48)%		0.15	%(F)	(0.07)%
Portfolio turnover rate	42	%(E)	58%	36%	46%	195	%(G)	45	%(E)(H)	48%

Touchstone Small Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September							Eight Months
	30,							Ended		Year Ended
	2017		Year Ended March 31,					March 31,		July 31,
	(Unaudited)		2017	2016	2015	2014		2013(A)		2012
Net asset value at beginning of period	$4.31		$4.14	$4.78	$4.45	$4.22		$3.75		$3.77
Income (loss) from investment operations:
Net investment loss	(0.09)		(0.10)	(0.07)	(0.05)	(0.04)		(0.02	)(C)	(0.03	)(C)
Net realized and unrealized gains (losses) on investments	0.35		0.30	(0.51)	0.51	0.88		0.74		0.01
Total from investment operations	0.26		0.20	(0.58)	0.46	0.84		0.72		(0.02)
Distributions from:
Net investment income	—		—	—	—	—		(0.01)		—
Realized capital gains	—		(0.03)	(0.06)	(0.13)	(0.61)		(0.24)		—
Total distributions	—		(0.03)	(0.06)	(0.13)	(0.61)		(0.25)		—
Net asset value at end of period	$4.57		$4.31	$4.14	$4.78	$4.45		$4.22		$3.75
Total return(D)	6.03	%(E)	4.70%	(12.26)%	10.64%	21.85%		20.17	%(E)	(0.53)%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,265		$12,312	$18,237	$12,651	$7,429		$3,509		$3,830
Ratio to average net assets:
Net expenses	2.19	%(F)	2.19%	2.19%	2.19%	2.20%		2.35	%(F)	2.35%
Gross expenses	2.61	%(F)	2.51%	2.46%	2.55%	2.65%		3.16	%(F)	2.76%
Net investment loss	(1.56	)%(F)	(1.49)%	(1.69)%	(1.46)%	(1.23)%		(0.60	)%(F)	(0.82)%
Portfolio turnover rate	42	%(E)	58%	36%	46%	195	%(G)	45	%(E)(H)	48%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	Less than $0.005 per share.
(C)	The net investment income (loss) per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Diversified Small Cap Growth Fund acquired on August 23, 2013. If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

62

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September							Eight Months
	30,							Ended		Year Ended
	2017		Year Ended March 31,					March 31,		July 31,
	(Unaudited)		2017	2016	2015	2014		2013(A)(B)		2012
Net asset value at beginning of period	$5.84		$5.55	$6.33	$5.78	$5.27		$4.61		$4.58
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)	(0.03)	(0.01)	(0.01)		0.01	(C)	0.01	(C)
Net realized and unrealized gains (losses) on investments	0.40		0.35	(0.69)	0.69	1.13		0.92		0.02
Total from investment operations	0.38		0.32	(0.72)	0.68	1.12		0.93		0.03
Distributions from:
Net investment income	—		—	—	—	—		(0.03)		—
Realized capital gains	—		(0.03)	(0.06)	(0.13)	(0.61)		(0.24)		—
Total distributions	—		(0.03)	(0.06)	(0.13)	(0.61)		(0.27)		—
Net asset value at end of period	$6.22		$5.84	$5.55	$6.33	$5.78		$5.27		$4.61
Total return	6.51	%(E)	5.67%	(11.46)%	12.01%	22.88%		20.94	%(E)	0.66%
Ratios and supplemental data:
Net assets at end of period (000's)	$256,411		$357,216	$508,450	$314,062	$37,030		$18,123		$23,232
Ratio to average net assets:
Net expenses	1.19	%(F)	1.19%	1.19%	1.19%	1.20%		1.35	%(F)	1.35%
Gross expenses	1.36	%(F)	1.34%	1.31%	1.36%	1.50%		1.77	%(F)	1.76%
Net investment income (loss)	(0.56	)%(F)	(0.49)%	(0.69)%	(0.46)%	(0.23)%		0.40	%(F)	0.17%
Portfolio turnover rate	42	%(E)	58%	36%	46%	195	%(G)	45	%(E)(H)	48%

Touchstone Small Cap Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,							Period Ended
	2017		Year Ended March 31,					March 31,
	(Unaudited)		2017	2016	2015	2014		2013(I)
Net asset value at beginning of period	$5.89		$5.58	$6.35	$5.80	$5.28		$4.92
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)	(0.03)	(0.02)	(—	)(D)	0.02	(C)
Net realized and unrealized gains (losses) on investments	0.39		0.37	(0.68)	0.70	1.13		0.61
Total from investment operations	0.38		0.34	(0.71)	0.68	1.13		0.63
Distributions from:
Net investment income	—		—	—	—	—		(0.03)
Realized capital gains	—		(0.03)	(0.06)	(0.13)	(0.61)		(0.24)
Total distributions	—		(0.03)	(0.06)	(0.13)	(0.61)		(0.27)
Net asset value at end of period	$6.27		$5.89	$5.58	$6.35	$5.80		$5.28
Total return	6.45	%(E)	6.00%	(11.27)%	11.97%	23.04%		13.56	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$17,606		$15,558	$22,863	$12,285	$12,372		$3
Ratio to average net assets:
Net expenses	1.04	%(F)	1.04%	1.04%	1.04%	1.04%		1.25	%(F)
Gross expenses	1.31	%(F)	1.24%	1.23%	1.31%	1.40%		945.43	%(F)
Net investment income (loss)	(0.41	)%(F)	(0.35)%	(0.54)%	(0.32)%	(0.07)%		0.50	%(F)
Portfolio turnover rate	42	%(E)	58%	36%	46%	195	%(G)	45	%(E)(H)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Less than $0.005 per share.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Diversified Small Cap Growth Fund acquired on August 23, 2013. If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.
(I)	Represents the period from commencement of operations (September 10, 2012) through March 31, 2013.

See accompanying Notes to Financial Statements.

63

Financial Highlights (Continued)

Touchstone Sustainability and Impact Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September
30,
2017	Year Ended March 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$21.52	$18.98	$30.96	$31.81	$28.74	$27.74
Income (loss) from investment operations:
Net investment income	0.11	0.18	0.06	(A)	0.11	0.02	0.11
Net realized and unrealized gains (losses) on investments	2.40	2.47	(1.99)	4.87	5.96	1.00
Total from investment operations	2.51	2.65	(1.93)	4.98	5.98	1.11
Distributions from:
Net investment income	—	(0.11)	(0.03)	(0.05)	(0.05)	(0.11)
Realized capital gains	—	—	(10.02)	(5.78)	(2.86)	—
Total distributions	—	(0.11)	(10.05)	(5.83)	(2.91)	(0.11)
Net asset value at end of period	$24.03	$21.52	$18.98	$30.96	$31.81	$28.74
Total return(B)	11.66	%(C)	14.01%	(8.73)%	17.17%	21.27%	4.05%
Ratios and supplemental data:
Net assets at end of period (000's)	$128,756	$113,062	$137,306	$257,273	$287,813	$286,572
Ratio to average net assets:
Net expenses	1.24	%(D)	1.24%	1.24%	1.25%	1.23%	1.22%
Gross expenses	1.34	%(D)	1.36%	1.39%	1.28%	1.29%	1.32%
Net investment income	0.95	%(D)	0.83%	0.31%	0.35%	0.06%	0.47%
Portfolio turnover rate	11	%(C)	53%	304%	98%	92%	109	%(E)

Touchstone Sustainability and Impact Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September
	30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016		2015	2014	2013
Net asset value at beginning of period	$18.62		$16.47	$28.32		$29.72	$27.17	$26.31
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.01	(0.08	)(A)	(0.12)	(0.21)	(0.08)
Net realized and unrealized gains (losses) on investments	2.08		2.15	(1.75)		4.50	5.62	0.94
Total from investment operations	2.10		2.16	(1.83)		4.38	5.41	0.86
Distributions from:
Net Investment Income	—		(0.01)	(10.02)		(5.78)	(2.86)	—
Net asset value at end of period	$20.72		$18.62	$16.47		$28.32	$29.72	$27.17
Total return(B)	11.28	%(C)	13.12%	(9.41)%		16.30%	20.35%	3.27%
Ratios and supplemental data:
Net assets at end of period (000's)	$41,158		$48,055	$56,435		$103,861	$111,631	$107,572
Ratio to average net assets:
Net expenses	1.99	%(D)	1.99%	1.99%		2.00%	1.98%	1.97%
Gross expenses	2.12	%(D)	2.12%	2.15%		2.03%	2.04%	2.08%
Net investment income (loss)	0.20	%(D)	0.08%	(0.44)%		(0.40)%	(0.69)%	(0.28)%
Portfolio turnover rate	11	%(C)	53%	304%		98%	92%	109	%(E)

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Fifth Third Quality Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

64

Financial Highlights (Continued)

Touchstone Sustainability and Impact Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September
30,
2017	Year Ended March 31,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$22.11	$19.49	$31.49	$32.23	$29.07	$28.09
Income (loss) from investment operations:
Net investment income	0.13	0.20	0.13	(A)	0.22	0.09	0.18
Net realized and unrealized gains (losses) on investments	2.48	2.58	(2.06)	5	6.06	1.00
Total from investment operations	2.61	2.78	(1.93)	5.14	6.15	1.18
Distributions from:
Net investment income	—	(0.16)	(0.05)	(0.10)	(0.13)	(0.20)
Realized capital gains	—	—	(10.02)	(5.78)	(2.86)	—
Total distributions	—	(0.16)	(10.07)	(5.88)	(2.99)	(0.20)
Net asset value at end of period	$24.72	$22.11	$19.49	$31.49	$32.23	$29.07
Total return	11.80	%(B)	14.30%	(8.54)%	17.48%	21.62%	4.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$146,972	$112,790	$67,638	$416,741	$577,708	$523,413
Ratio to average net assets:
Net expenses	0.99	%(C)	0.99%	0.99%	0.99%	0.97%	0.96%
Gross expenses	1.04	%(C)	1.09%	1.14%	1.00%	1.05%	1.08%
Net investment income	1.20	%(C)	1.08%	0.56%	0.61%	0.32%	0.72%
Portfolio turnover rate	11	%(B)	53%	304%	98%	92%	109	%(D)

Touchstone Sustainability and Impact Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,		Year Ended	Period Ended
	2017		March 31,	March 31,
	(Unaudited)		2017	2016(E)
Net asset value at beginning of period	$22.13		$19.50	$31.44
Income (loss) from investment operations:
Net Investment income	0.14		0.19	0.11	(A)
Net realized and unrealized gains (losses) on investments	2.48		2.61	(1.98)
Total from investment operations	2.62		2.80	(1.87)
Distributions from:
Net investment income	—		(0.17)	(0.05)
Realized capital gains	—		—	(10.02)
Total distributions	—		(0.17)	(10.07)
Net asset value at end of period	$24.75		$22.13	$19.50
Total return	11.84	%(B)	14.41%	(8.49	)%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$39,008		$29,679	$6,843
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%	0.89	%(C)
Gross expenses	1.05	%(C)	1.11%	1.48	%(C)
Net investment income	1.30	%(C)	1.18%	0.66	%(C)
Portfolio turnover rate	11	%(B)	53%	304%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Fifth Third Quality Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.
(E)	Represents the period from commencement of operations (May 4, 2015) through March 31, 2016.

See accompanying Notes to Financial Statements.

65

Notes to Financial Statements

September 30, 2017 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of twenty one funds, including the following nine funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Flexible Income Fund (“Flexible Income Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Growth Opportunities Fund (“Growth Opportunities Fund”)

Touchstone International Growth Fund (“International Growth Fund”)

Touchstone International Value Fund (“International Value Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Sands Capital Emerging Markets Growth Fund (“Sands Capital Emerging Markets Growth Fund”)

Touchstone Small Cap Growth Fund (“Small Cap Growth Fund”)

Touchstone Sustainability and Impact Equity Fund (“Sustainability and Impact Equity Fund”)

Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

	Class A	Class C	Class Y	Institutional Class
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Growth Opportunities Fund	X	X	X	X
International Growth Fund	X	X	X	X
International Value Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X
Sands Capital Emerging Markets Growth Fund	—	—	X	X
Small Cap Growth Fund	X	X	X	X
Sustainability and Impact Equity Fund	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

66

Notes to Financial Statements (Unaudited) (Continued)

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended September 30, 2017.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At September 30, 2017, there were no transfers between Levels 1, 2 and 3 for all Funds, except as discussed in the Portfolio of Investments for the International Value Fund, Sands Capital Emerging Markets Growth Fund and Sustainability and Impact Equity Fund.

During the six months ended September 30, 2017, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (“Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange

67

Notes to Financial Statements (Unaudited) (Continued)

rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of September 30, 2017, the Flexible Income Fund did not hold any securities sold short.

Options — The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received

68

Notes to Financial Statements (Unaudited) (Continued)

or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of September 30, 2017, the Flexible Income Fund did not hold any options.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of September 30, 2017, the Flexible Income Fund held futures contracts as shown in the Portfolio of Investments and had cash in the amount of $2,321,603 held as collateral for futures contracts.

Swap Contracts — The Flexible Income Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the

69

Notes to Financial Statements (Unaudited) (Continued)

counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, OTC swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded on the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of September 30, 2017, the Flexible Income Fund did not hold any swap contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

70

Notes to Financial Statements (Unaudited) (Continued)

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended September 30, 2017, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies. As of September 30, 2017, there were no open forward foreign currency contracts.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Flexible Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement

71

Notes to Financial Statements (Unaudited) (Continued)

of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Flexible Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

As of September 30, 2017, the Flexible Income Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Flexible Income Fund
Futures Contracts	$336,049	$(162,023)

The following table presents the Flexible Income Fund’s assets net of amounts available for offset under a MNA and net of the related collateral pledged to the Fund as of September 30, 2017:

Gross Amount
		of	Gross Amount Available	Non-Cash	Cash
	Derivative	Recognized	for Offset in Statement of	Collateral	Collateral	Net
Counterparty	Type	Assets	Assets and Liabilities	Received	Received	Amount(A)
Wells Fargo	Futures Contracts	$336,049	$(162,023)	$—	$174,026	$—

(A)	Net amount represents the net amount receivable from the counterparty in the event of default.

The following table presents the Flexible Income Fund’s liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of September 30, 2017:

Gross
Amount
		of	Gross Amount Available	Non-Cash	Cash
	Derivative	Recognized	for Offset in Statement of	Collateral	Collateral	Net
Counterparty	Type	Liabilities	Assets and Liabilities	Pledged	Pledged	Amount(A)
Wells Fargo	Futures Contracts	$162,023	$(162,023)	$—	$—	$—

(A)	Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primary risk exposure as of September 30, 2017:

	Fair Value of Derivative Investments
	As of September 30, 2017
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Futures - Interest Rate Contracts*	$336,049	$—
	Futures - Equity Contracts*	—	162,023

* Statements of Assets and Liabilities Location: Payable/Receivable for variation margin on futures contracts.

72

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the effect of the Flexible Income Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended September 30, 2017:

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended September 30, 2017
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Flexible Income Fund	Purchased Options - Equity Contracts*	$(276,256)	$(82,466)
	Written Options - Equity Contracts**	194,741	(54,435)
	Written Options - Foreign Currency Contracts***	140,755	(44,872)
	Forward - Foreign Currency Contracts***	(191,033)	93,426
	Futures - Equity Contracts****	(377,486)	310,345
	Futures - Interest Rate Conracts****	(457,356)	(240,305)

* Statements of Operations Location: Net realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments, respectively.

**Statements of Operations Location: Net realized gains on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

*** Statements of Operations Location: Net realized losses on forward foreign currency contracts and net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.

**** Statements of Operations Location: Net realized losses on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

For the six months ended September 30, 2017, the average quarterly balance of outstanding derivative financial instruments for the Flexible Income Fund was as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$104,042
Written Options - Premiums received	$32,957
Futures - Average notional value	$2,061,505
Interest rate contracts:
Futures - Average notional value	$44,460,456
Foreign currency exchange contracts:
Written Options - Premiums received	$28,606
Forward foreign currency contracts:
Average U.S. dollar amount delivered	$2,295,963
Average U.S. dollar amount received	$2,264,821

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

73

Notes to Financial Statements (Unaudited) (Continued)

As of September 30, 2017, the following Funds loaned securities and received collateral as follows:

		Market
		Value of	Market Value
		Securities	of Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Flexible Income Fund	Corporate Bonds	$10,654,256	$10,955,680	$301,424
	Common Stocks	2,861,917	2,917,810	55,893
	Preferred Stocks	126,894	127,290	396
Total Flexible Income Fund		13,643,067	14,000,780	357,713
Focused Fund	Common Stocks	21,335,219	21,940,191	604,972
Growth Opportunities Fund	Common Stock	354,551	378,527	23,976
International Growth Fund	Common Stocks	403,206	410,793	7,587
International Value Fund	Common Stocks	376,640	392,719	16,079
Mid Cap Growth Fund	Common Stocks	2,394,124	2,424,150	30,026
Sands Capital Emerging Markets Growth Fund	Common Stocks	10,234,799	10,412,256	177,457
Small Cap Growth Fund	Common Stocks	7,379,978	7,561,187	181,209

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

*** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

74

Notes to Financial Statements (Unaudited) (Continued)

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issues discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund and the International Value Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund declares and distributes net investment income, if any, monthly, as a dividend to shareholders. The International Value Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2017:

	Flexible		Growth
	Income	Focused	Opportunities
	Fund	Fund*	Fund
Purchases of investment securities	$244,926,517	$49,372,965	$106,637,853
Proceeds from sales and maturities	$210,532,474	$338,977,799	$103,974,865

75

Notes to Financial Statements (Unaudited) (Continued)

	International	International	Mid Cap
	Growth	Value	Growth
	Fund	Fund	Fund
Purchases of investment securities	$5,994,688	$6,063,109	$281,367,422
Proceeds from sales and maturities	$3,669,366	$6,294,176	$321,677,663

	Sands Capital
	Emerging		Sustainability
	Markets	Small Cap	and Impact
	Growth	Growth	Equity
	Fund	Fund	Fund
Purchases of investment securities	$149,998,299	$145,996,424	$54,993,479
Proceeds from sales and maturities	$63,598,928	$271,962,485	$35,477,556

* Touchstone Focused Fund had a redemption-in-kind on April 07, 2017, which resulted in a redemption out of the Fund of $196,427,222 and is excluded from the proceeds from sales and maturities. The redemption was comprised of securities and cash in the amount of $196,424,472 and $2,750, respectively.

For the six months ended September 30, 2017, purchases and proceeds from sales and maturities in U.S. Government securities were $152,598,333 and $132,245,246, respectively, for the Flexible Income Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $70,551 for the six months ended September 30, 2017.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Flexible Income Fund	0.70% on the first $500 million
0.60% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets in excess of $500 million
Growth Opportunities Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion

76

Notes to Financial Statements (Unaudited) (Continued)

International Growth Fund	0.90% on the first $500 million
0.85% on the next $1 billion
0.80% on such assets in excess of $1.5 billion
International Value Fund	1.00%
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund	1.15%
Small Cap Growth Fund	1.00% on the first $300 million
0.95% on such assets in excess of $300 million
Sustainability and Impact Equity Fund	0.75% on the first $200 million
0.70% on the next $800 million
0.65% on such assets in excess of $1 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Barrow, Hanley, Mewhinney & Strauss, LLC	Rockefeller & Co., Inc.
International Value Fund	Sustainability and Impact Equity Fund
ClearArc Capital, Inc.	Sands Capital Management, LLC
Flexible Income Fund	Sands Capital Emerging Markets Growth Fund
Fiera Capital Inc.*	Westfield Capital Management Company, L.P.
International Growth Fund	Growth Opportunities Fund
Small Cap Growth Fund	Mid Cap Growth Fund
Fort Washington Investment Advisors, Inc.**
Focused Fund

*Formerly known as Apex Capital Management.

**Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”; if any, and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional
	Class A	Class C	Class Y	Class
Flexible Income Fund	1.09%	1.84%	0.84%	0.74%
Focused Fund	1.20%	1.95%	0.95%	0.83%
Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%
International Growth Fund	1.32%	2.07%	1.07%	0.97%
International Value Fund	1.34%	2.09%	1.09%	0.99%
Mid Cap Growth Fund	1.39%	2.14%	1.14%	0.99%
Sands Capital Emerging Markets Growth Fund	—	—	1.49%	1.39%
Small Cap Growth Fund	1.44%	2.19%	1.19%	1.04%

77

Notes to Financial Statements (Unaudited) (Continued)

				Institutional
	Class A	Class C	Class Y	Class
Sustainability and Impact Equity Fund	1.24%	1.99%	0.99%	0.89%

These expense limitations will remain in effect for all Funds through at least July 29, 2018, but can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund’s shareholders.

During the six months ended September 30, 2017, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds, as follows:

	Investment		Other Operating
	Advisory		Expenses
	Fees	Administration	Reimbursed/
Fund	Waived	Fees Waived	Waived	Total
Flexible Income Fund	$—	$371,194	$114,296	$485,490
Focused Fund	—	—	101,802	101,802
Growth Opportunities Fund	—	57,014	102,102	159,116
International Growth Fund	27,736	9,924	16,111	53,771
International Value Fund	59,374	16,365	34,578	110,317
Mid Cap Growth Fund	—	—	2,019	2,019
Sands Capital Emerging Markets Growth Fund	—	—	30,914	30,914
Small Cap Growth Fund	—	227,254	114,276	341,530
Sustainability and Impact Equity Fund	—	65,164	89,132	154,296

Under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of waiver or reimbursement. As of September 30, 2017, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	March 31,	March 31,	March 31,	March 31,
Fund	2018	2019	2020	2021	Total
Flexible Income Fund	$506,352	$775,043	$988,671	$457,658	$2,727,724
Focused Fund	502,116	178,123	23,692	12,820	716,751
Growth Opportunities Fund	223,185	227,669	262,643	127,765	841,262
International Growth Fund	—	—	109,155	53,684	162,839
International Value Fund	357,335	327,638	205,902	104,646	995,521
Mid Cap Growth Fund	—	—	3,217	2,019	5,236
Sands Capital Emerging Markets Growth Fund	119,351	105,154	148,454	30,914	403,873
Small Cap Growth Fund	313,619	583,974	732,807	309,112	1,939,512
Sustainability and Impact Equity Fund	65,536	358,635	218,763	95,376	738,310

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended September 30, 2017.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

78

Notes to Financial Statements (Unaudited) (Continued)

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to theTrust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliates during the six months ended September 30, 2017:

Fund	Amount
Flexible Income Fund	$9,120
Focused Fund	20,374
Growth Opportunities Fund	2,778
International Growth Fund	262
International Value Fund	82

79

Notes to Financial Statements (Unaudited) (Continued)

Fund	Amount
Mid Cap Growth Fund	$35,824
Small Cap Growth Fund	1,973
Sustainability and Impact Equity Fund	17,317

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended September 30, 2017:

Fund	Class C
Flexible Income Fund	$1,996
Focused Fund	109
Growth Opportunities Fund	9
Mid Cap Growth Fund	172
Sustainability and Impact Equity Fund	98

INTERFUND TRANSACTIONS

The Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended September 30, 2017, the Funds did not engage in any Rule 17a-7 transactions, as defined under the 1940 Act.

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2017 and March 31, 2016 are as follows:

	Flexible				Growth
	Income Fund		Focused Fund		Opportunities Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2017	2016	2017	2016	2017	2016
From ordinary income	$18,697,931	$12,216,849	$7,223,956	$8,434,874	$6,735,141	$1,772,322
From long-term capital gains	—	—	12,445,614	27,791,755	1,718,652	23,776,825
Total distributions	$18,697,931	$12,216,849	$19,669,570	$36,226,629	$8,453,793	$25,549,147

	International	International		Mid Cap
	Growth Fund	Value Fund		Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2017*	2017	2016	2017	2016
From ordinary income	$54,008	$2,828,829	$3,765,519	$—	$8,520,663
From long-term capital gains	—	—	—	19,400,314	61,652,123
Total distributions	$54,008	$2,828,829	$3,765,519	$19,400,314	$70,172,786

80

Notes to Financial Statements (Unaudited) (Continued)

	Sands Capital				Sustainability
	Emerging Markets		Small Cap		and Impact Equity
	Growth Fund		Growth Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2017	2016	2017	2016	2017	2016
From ordinary income	$—	$—	$—	$870,393	$1,573,282	$54,125,427
From long-term capital gains	—	—	1,973,248	3,899,710	—	116,661,558
Total distributions	$—	$—	$1,973,248	$4,770,103	$1,573,282	$170,786,985

* Represents the period from commencement of operations (April 1, 2016) through March 31, 2017.

The following information is computed on a tax basis for each item as of March 31, 2017:

	Flexible		Growth
	Income	Focused	Opportunities
	Fund	Fund	Fund
Tax cost of portfolio investments	$661,995,083	$1,181,368,111	$199,159,500
Gross unrealized appreciation	15,587,620	337,186,152	46,388,187
Gross unrealized depreciation	(7,757,253)	(28,808,130)	(2,392,259)
Net unrealized appreciation (depreciation) on investments	7,830,367	308,378,022	43,995,928
Net unrealized appreciation (depreciation) on written options, futures contracts, foreign currency contracts and translation of other assets and liabilities denominated in foreign currency	198,957	—	—
Post-October and Qualified Late-Year Losses	(6,092,860)	—	—
Capital loss carryforwards	(6,355,592)	—	—
Other temporary differences	(2,895)	—	—
Undistributed ordinary income	971,298	28,449,688	—
Undistributed capital gains	—	24,377,152	—
Accumulated earnings (deficit)	$(3,450,725)	$361,204,862	$43,995,928

	International	International	Mid Cap
	Growth	Value	Growth
	Fund	Fund	Fund
Tax cost of portfolio investments	$11,713,754	$23,788,463	$578,300,409
Gross unrealized appreciation	1,038,389	1,152,534	137,701,943
Gross unrealized depreciation	(200,427)	(2,908,955)	(6,141,967)
Net unrealized appreciation (depreciation) on investments	837,962	(1,756,421)	131,559,976
Net unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currency	—	(2,711)	—
Post-October and Qualified Late-Year Losses	—	—	(866,767)
Capital loss carryforwards	(242,452)	(80,654,517)	—
Undistributed ordinary income	37,593	162,466	—
Undistributed capital gains	—	—	39,723,289
Accumulated earnings (deficit)	$633,103	$(82,251,183)	$170,416,498

81

Notes to Financial Statements (Unaudited) (Continued)

	Sands Capital
	Emerging Markets	Small Cap	Sustainability
	Growth	Growth	and Impact Equity
	Fund	Fund	Fund
Tax cost of portfolio investments	$250,994,098	$412,985,249	$280,583,746
Gross unrealized appreciation	46,258,436	51,524,944	39,026,413
Gross unrealized depreciation	(9,689,295)	(18,572,452)	(10,404,286)
Net unrealized appreciation (depreciation) on investments	36,569,141	32,952,492	28,622,127
Net unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currency	21,365	—	(634)
Net unrealized appreciation (depreciation) on deferred foreign capital gains tax	(1,962,995)	—	—
Post-October and Qualified Late-Year Losses	(310,110)	(462,497)	—
Capital loss carryforwards	(12,013,525)	(24,155,339)	(11,335,434)
Undistributed ordinary income	—	—	1,374,762
Accumulated earnings (deficit)	$22,303,876	$8,334,656	$18,660,821

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities, mark to market adjustments, non-REIT return of capital and investments in passive foreign investment company (“PFIC”) adjustments.

As of March 31, 2017, the Funds had the following capital loss carryforwards for federal income tax purposes:

			No	No
	Short Term Expiring in*		Expiration	Expiration
Fund	2018	2019	Short Term *	Long Term *	Total
Flexible Income Fund	$—	$6,355,592	$—	$—	$6,355,592
International Growth Fund	—	—	242,452	—	242,452
International Value Fund	70,912,135	—	3,193,862	6,548,520	80,654,517
Sands Capital Emerging Markets Growth Fund	—	—	9,534,285	2,479,240	12,013,525
Small Cap Growth Fund	—	—	8,474,434	15,680,905	24,155,339
Sustainability and Impact Equity Fund	—	—	10,982,150	353,284	11,335,434

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended March 31, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2017, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
		Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Federal Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Derivatives	Derivatives	(Depreciation)
Flexible Income Fund	$747,679,684	$23,156,035	$(4,346,768)	$336,049	$(162,023)	$18,983,293
Focused Fund	979,479,366	295,355,422	(33,636,565)	—	—	261,718,857

82

Notes to Financial Statements (Unaudited) (Continued)

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
		Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Federal Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Derivatives	Derivatives	(Depreciation)
Growth Opportunities Fund	$210,419,006	$60,836,182	$(1,780,313)	$—	$—	$59,055,869
International Growth Fund	13,679,667	2,570,159	(95,902)	—	—	2,474,257
International Value Fund	23,776,203	2,315,534	(1,836,444)	—	—	479,090
Mid Cap Growth Fund	561,511,161	171,121,033	(5,840,657)	—	—	165,280,376
Sands Capital Emerging Markets Growth Fund	357,279,173	98,950,301	(12,161,515)	—	—	86,788,786
Small Cap Growth Fund	266,923,107	53,907,778	(6,815,037)	—	—	47,092,741
Sustainability and Impact Equity Fund	294,511,726	70,178,428	(9,012,405)	—	—	61,166,023

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2014 through 2017) and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may

83

Notes to Financial Statements (Unaudited) (Continued)

be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on April 18, 2017, the Board approved an Agreement and Plan of Reorganization for the Touchstone Flexible Income Fund to acquire the assets of the Sentinel Multi-Asset Income Fund and the Touchstone Sustainability and Impact Equity Fund to acquire the assets of the Sentinel Sustainable Core Opportunities Fund, collectively the “Reorganization”. The Reorganization occurred on October 27, 2017.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

84

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 through September 30, 2017).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and

85

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (continued)

will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2017	2017	2017	2017*
Touchstone Flexible Income Fund
Class A	Actual	1.09%	$1,000.00	$1,035.20	$5.56	**
Class A	Hypothetical	1.09%	$1,000.00	$1,019.60	$5.52	**

Class C	Actual	1.84%	$1,000.00	$1,031.70	$9.37	**
Class C	Hypothetical	1.84%	$1,000.00	$1,015.84	$9.30	**

Class Y	Actual	0.84%	$1,000.00	$1,036.30	$4.29	**
Class Y	Hypothetical	0.84%	$1,000.00	$1,020.86	$4.26	**

Institutional Class	Actual	0.74%	$1,000.00	$1,036.80	$3.78	**
Institutional Class	Hypothetical	0.74%	$1,000.00	$1,021.36	$3.75	**

Touchstone Focused Fund
Class A	Actual	1.20%	$1,000.00	$1,050.70	$6.17
Class A	Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07

Class C	Actual	1.95%	$1,000.00	$1,046.90	$10.01
Class C	Hypothetical	1.95%	$1,000.00	$1,015.29	$9.85

Class Y	Actual	0.92%	$1,000.00	$1,052.10	$4.73
Class Y	Hypothetical	0.92%	$1,000.00	$1,020.46	$4.66

Institutional Class	Actual	0.83%	$1,000.00	$1,052.60	$4.27
Institutional Class	Hypothetical	0.83%	$1,000.00	$1,020.91	$4.20

Touchstone Growth Opportunities Fund
Class A	Actual	1.24%	$1,000.00	$1,109.00	$6.56
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28

Class C	Actual	1.99%	$1,000.00	$1,105.10	$10.50
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05

Class Y	Actual	0.99%	$1,000.00	$1,110.50	$5.24
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Institutional Class	Actual	0.89%	$1,000.00	$1,111.40	$4.71
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51

Touchstone International Growth Fund
Class A	Actual	1.32%	$1,000.00	$1,150.00	$7.11
Class A	Hypothetical	1.32%	$1,000.00	$1,018.45	$6.68

Class C	Actual	2.07%	$1,000.00	$1,146.20	$11.14
Class C	Hypothetical	2.07%	$1,000.00	$1,014.69	$10.45

Class Y	Actual	1.07%	$1,000.00	$1,151.10	$5.77
Class Y	Hypothetical	1.07%	$1,000.00	$1,019.70	$5.42

Institutional Class	Actual	0.97%	$1,000.00	$1,150.90	$5.23
Institutional Class	Hypothetical	0.97%	$1,000.00	$1,020.21	$4.91

86

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2017	2017	2017	2017*
Touchstone International Value Fund
Class A	Actual	1.34%	$1,000.00	$1,118.10	$7.12
Class A	Hypothetical	1.34%	$1,000.00	$1,018.35	$6.78

Class C	Actual	2.09%	$1,000.00	$1,113.00	$11.07
Class C	Hypothetical	2.09%	$1,000.00	$1,014.59	$10.56

Class Y	Actual	1.09%	$1,000.00	$1,119.30	$5.79
Class Y	Hypothetical	1.09%	$1,000.00	$1,019.60	$5.52

Institutional Class	Actual	0.99%	$1,000.00	$1,119.50	$5.26
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Touchstone Mid Cap Growth Fund
Class A	Actual	1.30%	$1,000.00	$1,096.90	$6.83
Class A	Hypothetical	1.30%	$1,000.00	$1,018.55	$6.58

Class C	Actual	2.08%	$1,000.00	$1,092.50	$10.91
Class C	Hypothetical	2.08%	$1,000.00	$1,014.64	$10.50

Class Y	Actual	1.03%	$1,000.00	$1,098.10	$5.42
Class Y	Hypothetical	1.03%	$1,000.00	$1,019.90	$5.22

Institutional Class	Actual	0.99%	$1,000.00	$1,098.50	$5.21
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Touchstone Sands Capital Emerging Markets Growth Fund
Class Y	Actual	1.49%	$1,000.00	$1,167.30	$8.10
Class Y	Hypothetical	1.49%	$1,000.00	$1,017.60	$7.54

Institutional Class	Actual	1.39%	$1,000.00	$1,166.80	$7.55
Institutional Class	Hypothetical	1.39%	$1,000.00	$1,018.10	$7.03

Touchstone Small Cap Growth Fund
Class A	Actual	1.44%	$1,000.00	$1,063.10	$7.45
Class A	Hypothetical	1.44%	$1,000.00	$1,017.85	$7.28

Class C	Actual	2.19%	$1,000.00	$1,060.30	$11.31
Class C	Hypothetical	2.19%	$1,000.00	$1,014.09	$11.06

Class Y	Actual	1.19%	$1,000.00	$1,065.10	$6.16
Class Y	Hypothetical	1.19%	$1,000.00	$1,019.10	$6.02

Institutional Class	Actual	1.04%	$1,000.00	$1,064.50	$5.38
Institutional Class	Hypothetical	1.04%	$1,000.00	$1,019.85	$5.27

87

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2017	2017	2017	2017*
Touchstone Sustainability and Impact Equity Fund
Class A	Actual	1.24%	$1,000.00	$1,116.60	$6.58
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28

Class C	Actual	1.99%	$1,000.00	$1,112.80	$10.54
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05

Class Y	Actual	0.99%	$1,000.00	$1,118.00	$5.26
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Institutional Class	Actual	0.89%	$1,000.00	$1,118.40	$4.73
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

** Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.56, $9.37, $4.29 and $3.78, respectively, and your hypothetical cost of investment in Class A, Class C, ClassY and Institutional Class would be $5.52, $9.30, $4.26 and $3.75, respectively.

88

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

91

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54-TST-SAR-1710

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 11/22/2017

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 11/22/2017

* Print the name and title of each signing officer under his or her signature.